UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2011

Date of reporting period: May 31, 2011

Item 1. Reports to Stockholders.

PIA Funds

– PIA BBB Bond Fund
Managed Account Completion Shares (MACS)

– PIA MBS Bond Fund
Managed Account Completion Shares (MACS)

Semi-Annual Report

May 31, 2011

PIA Funds

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the period ended May 31, 2011 for the following series of the PIA Mutual Funds for which Pacific Income Advisers, Inc. (“PIA”) is the adviser: the PIA BBB Bond Fund and the PIA MBS Bond Fund.

PIA BBB Bond Fund
The return of the PIA BBB Bond Fund for the six month period ending May 31, 2011 was 3.38% compared to the Barclays Capital U.S. Credit Baa Bond Index return of 3.59% and the Barclays Capital U.S. Baa Corporate Index return of 3.74%.  The Fund’s return was lower than its indexes partly due to its emphasis on more liquid issues. The Fund seeks to approximate the return of its indexes due to a strategy of having a broad diversification of issuers, industry sectors and range of maturities. The bonds held in the Fund represent over 130 different issuers. Interest rate spreads on Baa bonds over comparable maturity U.S. Treasuries narrowed from 203 basis points (bp) at the end of November 2010 to 175 bp in May 2011.

PIA MBS Bond Fund
The PIA MBS Bond Fund’s return of 2.19% for the six month period ending May 31, 2011 was close to the Fund’s benchmark index, the Barclays Capital U.S. MBS Fixed Rate Index, which returned 2.23% for the same period. Interest rate spreads on mortgage securities over comparable maturity U.S. Treasuries declined around 50 bp during the period to 132 bp. The Fund’s slightly shorter duration and emphasis on higher coupon agency mortgage-backed securities helped the return.

Economic growth continued for the seventh quarter in a row. However, the growth has been relatively slow compared to historical periods. First quarter reported Gross Domestic Product (GDP) was +1.8% compared to +2.8% for the entire year of 2010. At the same time, the unemployment rate remained at an elevated level of 9.1%, but down from 9.8% last fall. Year over year change in the Consumer Price Index (CPI) for recent months was close to 3%. For the year of 2010, it was 1.5%. The Federal Reserve maintained their Fed Funds rate at 0-25 bp for the period. Yields on six month treasury bills declined 9 bp while yields on 5 and 30 year treasuries rose by 23 bp and 11 bp, respectively. Interest rate spreads over comparable maturity treasuries on corporate and mortgage bonds declined during the six month period which helped the return on these investments.

We believe that the PIA BBB Bond Fund and the PIA MBS Bond Fund provide our clients with a very cost effective means of investing in a broadly diversified portfolio of BBB rated bonds or agency mortgage-backed bonds because, as described in our prospectus, PIA pays all expenses incurred by each Fund so our clients incur no additional expense relative to their investment in the Funds aside from the advisory fee to manage their assets.

Please take a moment to review your Funds’ statements of assets and liabilities and the results of operations for the six month period ended May 31, 2011.  We look forward to reporting to you again with the annual report dated November 2011.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

The Funds may also use options, futures contracts, and swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by Standard & Poor’s, Moody’s Investors Service, and Fitch Investors Service. Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).

Diversification does not assure a profit or protect against risk in a declining market.

The Barclays Capital U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa. The issues must be publicly traded and meet certain maturity and issue size requirements. Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors. Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.  The Barclays Capital U.S. Baa Corporate Index is an unmanaged index consisting of bonds rated Baa.  The issues must be publicly traded and meet certain maturity and issue size requirements.  Bonds are represented by the Industrial, Utility, and Finance sectors. Non-corporate sectors are not included in this index. The Barclays Capital U.S. MBS Fixed Rate Index (the “MBS Index”) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon. The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index. About 600 of these generic aggregates meet the criteria. You cannot invest directly in an index.

Gross Domestic Product (“GDP”) is the amount of goods and services produced in a year, in a country.

Consumer Price Index (“CPI”) measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Basis point equals 1/100th of 1%.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds
Expense Example – May 31, 2011
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/10 – 5/31/11).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.00% per the advisory agreements for the PIA BBB Bond Fund and the PIA MBS Bond Fund.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/10	Value 5/31/11	Period 12/1/10 – 5/31/11*
PIA BBB Bond Fund
Actual	$1,000.00	$1,033.80	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00
PIA MBS Bond Fund
Actual	$1,000.00	$1,021.90	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

*
Expenses are equal to each Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

PIA Funds
PIA BBB BOND FUND
Allocation of Portfolio Assets – May 31, 2011
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA MBS BOND FUND
Allocation of Portfolio Assets – May 31, 2011
(Unaudited)

Investments by Issuer
As a Percentage of Total Investments

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2011
(Unaudited)

Principal Amount		Value

CORPORATE BONDS 85.6%

Agriculture 0.9%
	Bunge Limited Finance Corp.
$2,500,000	8.50%, due 6/15/19	$3,075,347

Airlines 0.2%
	Continental Airlines, Inc.
653,442	5.983%, due 4/19/22	672,261

Appliances 0.8%
	Whirlpool Corp.
2,640,000	5.50%, due 3/1/13	2,808,775

Auto Parts 0.5%
	Advance Auto Parts, Inc.
1,600,000	5.75%, due 5/1/20	1,716,875

Automobile Manufacturers 0.9%
	DaimlerChrysler NA
2,210,000	6.50%, due 11/15/13	2,478,382
500,000	8.50%, due 1/18/31	695,604
		3,173,986
Banks 2.8%
	Capital One Financial Corp.
2,930,000	6.15%, due 9/1/16	3,279,230
	Fifth Third Bancorp
1,550,000	4.50%, due 6/1/18	1,549,535
425,000	8.25%, due 3/1/38	531,766
	Key Bank NA
1,000,000	5.80%, due 7/1/14	1,101,909
	Marshall & Ilsley Bank
500,000	4.85%, due 6/16/15	540,708
	Royal Bank of Scotland
	Group PLC
750,000	5.00%, due 10/1/14	758,420
	Suntrust Banks
1,200,000	6.00%, due 9/11/17	1,345,098
	UBS AG Preferred Funding Trust
400,000	6.243%, due 5/15/16 (a)	407,000
		9,513,666
Beverages 2.6%
	Anheuser-Busch Companies, Inc.
5,490,000	5.50%, due 1/15/18	6,203,338
530,000	6.45%, due 9/1/37	614,555
	Dr. Pepper Snapple Group, Inc.
2,000,000	2.90%, due 1/15/16	2,033,330
		8,851,223
Broker 0.7%
	Goldman Sachs Capital II
	Preferred Trust
750,000	5.793%, due 6/1/43 (a)	630,000
	Jefferies Group, Inc.
550,000	6.25%, due 1/15/36	536,802
	Nomura Holdings, Inc.
1,000,000	6.70%, due 3/4/20	1,115,094
		2,281,896
Cable/Satellite 1.1%
	Direct TV Holdings
2,200,000	5.00%, due 3/1/21	2,292,028
1,400,000	6.00%, due 8/15/40	1,440,842
		3,732,870
Chemicals 1.5%
	Dow Chemical Co.
2,000,000	4.25%, due 11/15/20	1,986,126
2,340,000	7.375%, due 11/1/29	2,941,446
		4,927,572
Communications 0.4%
	U.S. WEST Communications, Inc.
1,515,000	6.875%, due 9/15/33	1,497,956

Construction 0.7%
	CRH America, Inc.
2,118,000	6.00%, due 9/30/16	2,354,335

Consumer Products 0.3%
	Fortune Brands, Inc.
1,000,000	5.375%, due 1/15/16	1,087,474

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2011 (continued)
(Unaudited)

Principal Amount		Value

Diversified Manufacturing 1.3%
	ITT Corp.
$3,110,000	6.125%, due 5/1/19	$3,680,613
	Ingersoll-Rand Global
	Holding Company Ltd.
560,000	6.875%, due 8/15/18	668,925
		4,349,538
Electric Utilities 9.4%
	Ameren Corp.
700,000	8.875%, due 5/15/14	820,673
	Arizona Public Service Co.
1,705,000	5.80%, due 6/30/14	1,902,673
	Constellation Energy Group
1,600,000	7.60%, due 4/1/32	1,949,626
	Consumers Energy
2,795,000	5.50%, due 8/15/16	3,184,847
	Dominion Resources, Inc.
2,230,000	5.15%, due 7/15/15	2,481,647
	DTE Energy Co.
1,600,000	6.375%, due 4/15/33	1,737,898
	Duke Energy Corp.
1,610,000	6.25%, due 6/15/18	1,870,285
	Entergy Texas, Inc.
2,500,000	7.125%, due 2/1/19	2,988,180
	Exelon Corp.
1,075,000	4.90%, due 6/15/15	1,162,102
1,555,000	5.625%, due 6/15/35	1,523,665
	FirstEnergy Corp.
815,000	7.375%, due 11/15/31	950,128
	Indiana Michigan Power
850,000	6.05%, due 3/15/37	916,269
	Jersey Central Power & Light
1,300,000	7.35%, due 2/1/19	1,593,981
	Nevada Power Co.
1,430,000	6.50%, due 8/1/18	1,681,258
	NiSource Finance Corp.
1,715,000	5.40%, due 7/15/14	1,893,307
	Oncor Electric Delivery
555,000	7.00%, due 5/1/32	663,795
	Southern Union Co.
3,000,000	7.60%, due 2/1/24	3,516,219
	Teco Finance, Inc.
650,000	5.15%, due 3/15/20	698,633
		31,535,186
Electronic Parts Distribution 0.9%
	Arrow Electronics, Inc.
3,000,000	5.125%, due 3/1/21	3,034,182

Energy 0.7%
	Diamond Offshore Drilling, Inc.
2,100,000	5.875%, due 5/1/19	2,383,878

Finance 0.8%
	SLM Corp.
1,180,000	5.375%, due 5/15/14	1,237,426
1,350,000	8.45%, due 6/15/18	1,524,176
		2,761,602
Finance – Credit Cards 0.5%
	American Express Co.
1,675,000	6.80%, due 9/1/66 (a)	1,771,312

Food 2.3%
	ConAgra Foods, Inc.
450,000	7.125%, due 10/1/26	509,952
	Kraft Foods, Inc.
1,125,000	4.125%, due 2/9/16	1,196,832
2,515,000	6.50%, due 8/11/17	2,956,123
1,570,000	6.875%, due 2/1/38	1,844,091
	Kroger Co.
920,000	6.15%, due 1/15/20	1,078,664
		7,585,662
Forest Products & Paper 0.3%
	International Paper Co.
705,000	7.95%, due 6/15/18	860,178

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2011 (continued)
(Unaudited)

Principal Amount		Value

Gas Pipelines 0.2%
	Plains All American Pipeline, L.P.
$500,000	6.50%, due 5/1/18	$574,647

Health Care 0.9%
	Humana Inc.
2,655,000	7.20%, due 6/15/18	3,135,499

Insurance 5.8%
	Allstate Corp.
350,000	6.125%, due 5/15/37 (a)	356,125
	American International Group
1,000,000	5.05%, due 10/1/15	1,053,971
2,000,000	8.25%, due 8/15/18	2,366,594
2,100,000	8.175%, due 5/15/58 (a)	2,325,750
	CIGNA Corp.
165,000	6.15%, due 11/15/36	176,766
	CNA Financial Corp.
700,000	5.85%, due 12/15/14	762,379
	Genworth Financial, Inc.
700,000	5.75%, due 6/15/14	738,937
	Hartford Financial
	Services Group
500,000	5.375%, due 3/15/17	537,718
	Lincoln National Corp.
1,300,000	8.75%, due 7/1/19	1,685,249
	Marsh & McLennan Cos., Inc.
1,280,000	5.75%, due 9/15/15	1,400,758
	MetLife, Inc.
1,005,000	6.40%, due 12/15/66	1,006,735
	Protective Life Corp.
350,000	7.375%, due 10/15/19	403,168
	Prudential Financial, Inc.
2,765,000	5.10%, due 9/20/14	3,028,880
1,030,000	6.625%, due 12/1/37	1,169,442
	Willis North America Inc.
1,365,000	6.20%, due 3/28/17	1,510,149
	XL Capital Ltd.
900,000	5.25%, due 9/15/14	974,171
		19,496,792
Media 7.7%
	Comcast Corp.
2,615,000	6.50%, due 1/15/17	3,057,790
2,900,000	7.05%, due 3/15/33	3,372,164
	News America, Inc.
750,000	5.30%, due 12/15/14	837,726
2,875,000	6.20%, due 12/15/34	2,995,287
	Time Warner, Inc.
4,090,000	7.625%, due 4/15/31	4,946,217
	Time Warner Cable, Inc.
3,400,000	7.50%, due 4/1/14	3,932,872
	Time Warner Entertainment
	Company, L.P.
2,360,000	8.375%, due 7/15/33	3,051,279
	Viacom, Inc.
2,355,000	7.875%, due 7/30/30	2,861,167
650,000	6.875%, due 4/30/36	741,332
		25,795,834
Medical Services 0.3%
	Medco Health Solutions, Inc.
700,000	7.125%, due 3/15/18	842,276

Metals 0.6%
	Alcoa Inc.
960,000	5.55%, due 2/1/17	1,049,338
	Southern Copper Corp.
1,000,000	6.75%, due 4/16/40	1,020,417
		2,069,755
Mining 4.5%
	Barrick Gold Corp.
2,470,000	6.95%, due 4/1/19	2,987,724
	Cliffs Natural Resources, Inc.
1,500,000	4.875%, due 4/1/21	1,533,990
	Freeport-McMoran C&G
3,115,000	8.375%, due 4/1/17	3,418,784
	Newmont Mining Corp.
3,250,000	5.125%, due 10/1/19	3,565,724

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2011 (continued)
(Unaudited)

Principal Amount		Value

Mining 4.5% (continued)
	Vale Overseas Limited
$1,565,000	6.25%, due 1/23/17	$1,793,177
1,615,000	6.875%, due 11/21/36	1,782,475
		15,081,874
Office Equipment 1.0%
	Xerox Corp.
2,886,000	6.40%, due 3/15/16	3,337,734

Oil & Gas 12.0%
	Anadarko Petroleum Corp.
1,580,000	5.95%, due 9/15/16	1,787,165
1,300,000	6.45%, due 9/15/36	1,388,720
	Canadian Natural Resources
985,000	6.00%, due 8/15/16	1,142,548
855,000	6.50%, due 2/15/37	988,606
	Devon Energy Corp.
785,000	7.95%, due 4/15/32	1,062,150
	Encana Holdings Financial Corp.
925,000	5.80%, due 5/1/14	1,035,620
	Enterprise Products
1,075,000	5.60%, due 10/15/14	1,200,539
1,300,000	5.95%, due 2/1/41	1,335,707
	Hess Corp.
575,000	8.125%, due 2/15/19	741,101
2,330,000	7.875%, due 10/1/29	3,009,938
	Kinder Morgan Energy Partners
1,710,000	5.125%, due 11/15/14	1,886,901
1,670,000	5.80%, due 3/15/35	1,675,194
	Marathon Oil Corp.
427,000	5.90%, due 3/15/18	491,646
810,000	6.60%, due 10/1/37	926,284
	Nexen, Inc.
1,060,000	6.40%, due 5/15/37	1,099,571
	Pemex Master Trust
2,150,000	5.75%, due 3/1/18	2,345,362
1,350,000	6.625%, due 6/15/35	1,414,777
	Petrobras International
	Finance Co.
2,905,000	5.875%, due 3/1/18	3,158,926
2,000,000	6.875%, due 1/20/40	2,170,950
	Suncor Energy, Inc.
700,000	6.10%, due 6/1/18	808,529
2,400,000	6.50%, due 6/15/38	2,731,572
	Sunoco, Inc.
3,300,000	5.75%, due 1/15/17	3,602,290
	Talisman Energy
805,000	6.25%, due 2/1/38	885,137
	Transocean Inc.
1,320,000	6.00%, due 3/15/18	1,471,661
	Valero Energy Corp.
885,000	6.625%, due 6/15/37	949,438
	Weatherford International Ltd.
850,000	9.625%, due 3/1/19	1,111,231
		40,421,563
Pharmacy Services 0.3%
	Express Scripts, Inc.
1,000,000	6.25%, due 6/15/14	1,130,757

Pipelines 2.7%
	El Paso Electric Co.
1,000,000	6.00%, due 5/15/35	1,054,950
	Enbridge Energy Partners, L.P.
700,000	5.20%, due 3/15/20	760,304
	EQT Corp.
1,500,000	8.125%, due 6/1/19	1,853,196
	ONEOK, Inc.
2,360,000	5.20%, due 6/15/15	2,597,005
	Tennessee Gas Pipeline
1,225,000	7.50%, due 4/1/17	1,502,662
665,000	7.00%, due 10/15/28	778,450
	TransCanada Pipelines Limited
400,000	6.35%, due 5/15/67 (a)	409,087
		8,955,654

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2011 (continued)
(Unaudited)

Principal Amount		Value

Real Estate Investment Trusts 2.1%
	Duke Realty LP
$1,350,000	8.25%, due 8/15/19	$1,665,394
	ERP Operating LP
845,000	5.25%, due 9/15/14	932,445
	Health Care Property
	Investors, Inc.
1,350,000	6.00%, due 1/30/17	1,512,531
	Health Care REIT, Inc.
650,000	5.25%, due 1/15/22	657,100
	Healthcare Realty Trust
775,000	5.125%, due 4/1/14	828,370
	Hospitality Properties Trust
620,000	5.625%, due 3/15/17	656,943
	ProLogis
650,000	6.875%, due 3/15/20	739,186
		6,991,969
Retail 2.2%
	Home Depot, Inc.
925,000	5.25%, due 12/16/13	1,014,401
2,365,000	5.875%, due 12/16/36	2,470,862
	Kohl’s Corp.
2,800,000	6.25%, due 12/15/17	3,309,611
	Staples, Inc.
550,000	9.75%, due 1/15/14	659,274
		7,454,148
Steel 1.0%
	Arcelormittal SA
2,000,000	9.00%, due 2/15/15	2,425,506
1,000,000	5.50%, due 3/1/21	1,009,295
		3,434,801
Technology 3.1%
	Agilent Technologies, Inc.
2,000,000	5.00%, due 7/15/20	2,120,840
	CA Inc.
3,000,000	5.375%, due 12/1/19	3,235,209
	Corning Inc.
3,170,000	5.75%, due 8/15/40	3,272,508
	National Semiconductor Corp.
1,600,000	6.60%, due 6/15/17	1,914,661
		10,543,218
Telecommunications 5.1%
	American Tower Corp.
3,000,000	5.05%, due 9/1/20	3,016,278
	AT&T Broadband Corp.
934,000	8.375%, due 3/15/13	1,051,328
	British Telecom PLC
1,100,000	9.875%, due 12/15/30	1,573,272
	CenturyLink, Inc.
2,500,000	6.00%, due 4/1/17	2,668,668
	Deutsche Telekom
	International Finance
1,270,000	6.75%, due 8/20/18	1,526,109
1,345,000	8.75%, due 6/15/30	1,844,717
	Rogers Wireless, Inc.
1,910,000	6.375%, due 3/1/14	2,156,073
	Telecom Italia Capital
1,800,000	5.25%, due 11/15/13	1,917,344
1,405,000	6.375%, due 11/15/33	1,347,434
		17,101,223
Tobacco 2.3%
	Altria Group, Inc.
2,070,000	9.70%, due 11/10/18	2,768,304
1,125,000	9.95%, due 11/10/38	1,658,829
	Reynolds American, Inc.
2,845,000	6.75%, due 6/15/17	3,330,320
		7,757,453
Transportation 3.0%
	Burlington Northern Santa Fe
2,150,000	4.70%, due 10/1/19	2,301,986
1,475,000	6.15%, due 5/1/37	1,633,778

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2011 (continued)
(Unaudited)
Principal Amount/
Shares			Value

Transportation 3.0% (continued)
	CSX Corp.
$1,340,000	5.60%, due 5/1/17		$1,516,604
	Norfolk Southern Corp.
1,300,000	5.257%, due 9/17/14		1,449,388
605,000	7.05%, due 5/1/37		760,141
	Union Pacific Corp.
2,075,000	6.15%, due 5/1/37		2,319,261
			9,981,158
Waste Disposal 1.2%
	Republic Services, Inc.
3,000,000	5.00%, due 3/1/20		3,197,685
	Waste Management, Inc.
780,000	7.75%, due 5/15/32		1,007,660
			4,205,345
Total Corporate Bonds
(cost $261,941,790)			288,287,474

SOVEREIGN BONDS 8.9%
	Federal Republic of Brazil
5,625,000	6.00%, due 1/17/17		6,525,000
5,160,000	7.125%, due 1/20/37		6,295,200
	Republic of Panama
1,100,000	5.20%, due 1/30/20		1,194,050
1,200,000	6.70%, due 1/26/36		1,407,000
	Republic of Peru
1,190,000	8.375%, due 5/3/16		1,469,650
1,830,000	6.55%, due 3/14/37		2,026,725
	Republic of South Africa
2,000,000	6.50%, due 6/2/14		2,257,500
	United Mexican States
670,000	5.875%, due 1/15/14		747,050
4,280,000	5.625%, due 1/15/17		4,832,120
2,878,000	6.75%, due 9/27/34		3,358,626
Total Sovereign Bonds
(cost $27,784,196)			30,112,921

U.S. GOVERNMENT INSTRUMENTALITIES 0.2%
U.S. Treasury Notes 0.2%
	U.S. Treasury Notes
550,000	1.00%, due 7/31/11 (c)		550,924
Total U.S. Government Instrumentalities
(cost $550,698)			550,924

SHORT-TERM INVESTMENTS 3.6%
12,017,713	Invesco STIT – Treasury
	Portfolio – Institutional Class,
	0.02% (b)(c)		12,017,713
Total Short-Term Investments
(cost $12,017,713)			12,017,713
Total Investments
(cost $302,294,397)		98.3%	330,969,032
Other Assets less Liabilities		1.7%	5,685,794
TOTAL NET ASSETS		100.0%	$336,654,826

(a)Variable rate security.  Rate shown reflects the rate in effect at May 31, 2011.
(b)Rate shown is the 7-day yield at May 31, 2011.
(c)A portion of the security is segregated in connection with credit default swap contracts.

Country Allocation
Country	% of Net Assets
United States	78.2%
Brazil	6.4%
Canada	4.2%
Mexico	3.4%
Luxembourg	2.0%
Peru	1.0%
Netherlands	1.0%
Panama	0.8%
Switzerland	0.8%
United Kingdom	0.7%
South Africa	0.7%
Japan	0.3%
Ireland	0.3%
Bermuda	0.2%
100.0%

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2011
(Unaudited)

Principal Amount		Value

MORTGAGE-BACKED SECURITIES 92.7%

U.S. Government Agencies 92.7%
	FHLMC Pool
$135,171	4.50%, due 5/1/20, #G18052	$144,137
119,387	4.50%, due 3/1/21, #G18119	127,120
122,594	5.00%, due 3/1/21, #G18105	132,063
247,682	4.50%, due 5/1/21, #J01723	263,821
106,364	6.00%, due 6/1/21, #G18124	116,487
370,390	4.50%, due 9/1/21, #G12378	394,959
125,228	5.00%, due 11/1/21, #G18160	134,901
103,396	5.00%, due 2/1/22, #G12522	111,382
202,082	5.00%, due 2/1/22, #J04411	216,997
361,140	5.50%, due 3/1/22, #G12577	391,341
204,855	5.00%, due 7/1/22, #J05243	219,974
1,987,947	4.00%, due 3/1/26, #J14785	2,076,038
24,652	5.50%, due 5/1/35, #B31639	26,813
718,712	5.00%, due 8/1/35, #A36351	768,250
549,145	5.00%, due 10/1/35, #G01940	586,996
715,363	6.00%, due 1/1/36, #A42208	790,574
48,449	7.00%, due 1/1/36, #G02048	55,979
808,999	5.50%, due 2/1/36, #G02031	879,897
280,112	7.00%, due 8/1/36, #G08148	321,776
734,846	6.50%, due 9/1/36, #A54908	829,400
316,179	6.50%, due 11/1/36, #A54094	356,862
425,963	5.50%, due 2/1/37, #A57840	462,628
754,587	5.00%, due 5/1/37, #A60268	804,004
674,726	5.00%, due 6/1/37, #G03094	718,912
1,916,541	5.50%, due 6/1/37, #A61982	2,080,008
1,215,260	6.00%, due 6/1/37, #A62176	1,338,091
2,189,878	6.00%, due 6/1/37, #A62444	2,416,009
362,270	5.00%, due 7/1/37, #A63187	385,994
1,164,118	5.50%, due 8/1/37, #G03156	1,263,410
229,950	6.50%, due 8/1/37, #A70413	259,323
15,789	7.00%, due 8/1/37, #A70079	18,137
64,069	7.00%, due 9/1/37, #A65171	73,552
39,589	7.00%, due 9/1/37, #A65335	45,448
20,602	7.00%, due 9/1/37, #A65670	23,651
176,791	7.00%, due 9/1/37, #A65780	202,956
24,979	7.00%, due 9/1/37, #A65941	28,676
7,351	7.00%, due 9/1/37, #A66041	8,531
272,952	7.00%, due 9/1/37, #G03207	313,551
211,995	6.50%, due 11/1/37, #A68726	239,074
1,668,750	5.00%, due 2/1/38, #A73370	1,777,513
48,230	5.00%, due 2/1/38, #G03836	51,388
189,503	5.00%, due 3/1/38, #A73704	201,854
1,956,153	5.00%, due 4/1/38, #A76335	2,083,647
428,140	5.50%, due 4/1/38, #G04121	464,658
106,482	5.00%, due 5/1/38, #A77463	113,422
205,504	5.50%, due 5/1/38, #A77265	222,807
451,593	5.50%, due 5/1/38, #G04215	489,617
418,092	5.00%, due 6/1/38, #A77986	445,341
96,251	5.00%, due 6/1/38, #G04522	102,524
170,256	5.00%, due 7/1/38, #A79197	181,353
593,679	4.50%, due 9/1/38, #G04773	618,180
160,305	5.00%, due 9/1/38, #G04690	170,753
2,578,538	5.00%, due 10/1/38, #G04832	2,747,402
82,434	5.00%, due 11/1/38, #A82849	87,807
152,790	5.00%, due 12/1/38, #G05683	162,796
832,862	4.50%, due 2/1/39, #A84694	866,192
1,439,380	5.00%, due 2/1/39, #G05507	1,533,192
169,553	4.50%, due 4/1/39, A85612	176,338
547,093	5.00%, due 5/1/39, #G08345	582,921
252,488	5.00%, due 9/1/39, #G05904	269,023
708,882	4.50%, due 11/1/39, #G05748	737,251
649,105	4.50%, due 12/1/39, #A90175	675,081
187,654	4.50%, due 4/1/40, #C03464	194,988
3,126,682	4.50%, due 5/1/40, #G06047	3,251,810
	FHLMC GOLD TBA (a)
6,000,000	4.50%, due 6/15/40	6,226,872
5,000,000	4.50%, due 7/15/40	5,169,530
	FNMA Pool
87,497	4.50%, due 10/1/20, #842732	93,451
224,295	4.50%, due 12/1/20, #813954	239,559
120,368	4.50%, due 2/1/21, #845437	128,559
197,096	5.00%, due 2/1/21, #865191	212,997
84,939	5.00%, due 5/1/21, #879112	91,526

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2011 (continued)
(Unaudited)

Principal Amount		Value

U.S. Government Agencies 92.7% (continued)
	FNMA Pool (continued)
$300,842	4.50%, due 7/1/21, #845515	$320,845
147,239	5.50%, due 10/1/21, #905090	159,919
143,701	5.00%, due 2/1/22, #900946	154,846
335,881	6.00%, due 2/1/22, #912522	368,269
370,200	5.00%, due 6/1/22, #937709	397,869
180,623	5.00%, due 7/1/22, #938033	194,123
236,653	5.00%, due 7/1/22, #944887	256,337
663,147	5.50%, due 7/1/22, #905040	726,270
59,499	4.00%, due 7/1/25, #AE1318	62,145
56,477	4.00%, due 10/1/25, #AE1601	58,989
879,904	4.00%, due 12/1/25, #AH6058	919,032
848,198	4.00%, due 1/1/26, #AH3925	885,916
37,466	4.00%, due 1/1/26, #MA0624	39,133
99,859	4.00%, due 3/1/26, #AH8485	104,237
2,489,342	4.00%, due 5/1/26, #AH8174	2,598,484
9,063	7.00%, due 8/1/32, #650101	10,449
183,271	4.50%, due 3/1/35, #814433	191,832
211,271	4.50%, due 4/1/35, #735396	221,139
152,935	4.50%, due 5/1/35, #822854	160,079
105,153	7.00%, due 6/1/35, #821610	120,739
162,030	4.50%, due 7/1/35, #826584	169,598
181,983	4.50%, due 7/1/35, #832199	190,483
23,318	5.00%, due 7/1/35, #833958	24,943
46,295	7.00%, due 7/1/35, #826251	53,157
252,891	4.50%, due 8/1/35, #835751	264,703
69,191	7.00%, due 9/1/35, #842290	79,446
63,931	4.50%, due 11/1/35, #256032	66,917
152,485	5.00%, due 12/1/35, #852482	163,110
219,136	4.50%, due 1/1/36, #852510	229,372
28,604	7.00%, due 2/1/36, #865190	32,844
39,912	7.00%, due 4/1/36, #887709	45,830
1,441,676	5.00%, due 5/1/36, #745515	1,542,128
26,663	5.00%, due 7/1/36, #888789	28,537
91,466	6.50%, due 7/1/36, #897100	103,436
127,298	7.00%, due 7/1/36, #887793	146,173
268,370	6.00%, due 8/1/36, #892925	296,184
509,468	6.50%, due 8/1/36, #878187	576,136
267,834	5.00%, due 9/1/36, #893621	285,826
194,556	7.00%, due 9/1/36, #900964	223,409
494,295	5.50%, due 10/1/36, #831845	538,343
372,639	5.50%, due 10/1/36, #893087	405,263
429,047	6.00%, due 10/1/36, #897174	473,515
387,884	5.50%, due 12/1/36, #256513	421,843
1,781	6.50%, due 12/1/36, #920162	2,022
116,270	7.00%, due 1/1/37, #256567	133,512
751,568	5.50%, due 2/1/37, #256597	817,367
321,370	6.00%, due 2/1/37, #909357	354,076
10,342	7.00%, due 2/1/37, #915904	11,876
91,518	5.00%, due 3/1/37, #913007	97,609
476,220	5.50%, due 3/1/37, #256636	517,317
25,048	5.00%, due 4/1/37, #914599	26,715
425,274	6.50%, due 5/1/37, #917052	480,726
1,788,822	5.50%, due 6/1/37, #918554	1,943,195
384,334	5.50%, due 6/1/37, #918705	417,501
1,575,898	6.00%, due 6/1/37, #888413	1,736,273
1,312,493	6.00%, due 6/1/37, #917129	1,446,062
160,858	7.00%, due 6/1/37, #256774	184,713
87,875	7.00%, due 6/1/37, #940234	100,907
195,655	5.00%, due 7/1/37, #944534	208,771
476,081	5.50%, due 10/1/37, #954939	517,166
598,146	6.00%, due 12/1/37, #965488	659,019
1,342,433	5.50%, due 2/1/38, #961691	1,457,025
275,522	6.00%, due 6/1/38, #984764	303,476
631,916	5.00%, due 1/1/39, #AA0835	673,676
116,935	5.00%, due 1/1/39, #AA0840	124,663
7,794	5.00%, due 1/1/39, #AA0862	8,309
27,717	5.00%, due 3/1/39, #AA4461	29,553
602,292	5.00%, due 3/1/39, #930635	642,094
20,241	5.00%, due 3/1/39, #930760	21,578
87,027	5.00%, due 3/1/39, #995948	92,818
849,661	5.00%, due 4/1/39, #930871	905,942
716,045	5.00%, due 4/1/39, #930992	763,476
551,964	5.00%, due 4/1/39, #995930	588,440
734,860	5.00%, due 6/1/39, #995896	783,423

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2011 (continued)
(Unaudited)

Principal Amount		Value

U.S. Government Agencies 92.7% (continued)
	FNMA Pool (continued)
$1,021,481	4.50%, due 7/1/39, #AE8152	$1,064,086
403,993	5.00%, due 7/1/39, #995895	430,691
1,527,451	4.50%, due 8/1/39, #931837	1,589,727
1,528,057	5.00%, due 8/1/39, #AC3221	1,629,276
89,368	4.50%, due 2/1/40, #AC8494	93,012
198,184	4.50%, due 2/1/40, #AD1045	206,202
141,027	4.50%, due 2/1/40, #AD2832	146,777
160,305	5.00%, due 3/1/40, #AB1186	170,924
4,679,453	5.00%, due 5/1/40, #AD6374	4,990,884
64,694	5.00%, due 6/1/40, #AD8058	69,000
490,597	5.00%, due 7/1/40, #AD4634	523,248
708,141	5.00%, due 7/1/40, #AD4994	755,269
89,303	5.00%, due 7/1/40, #AD7565	95,247
2,705,525	4.50%, due 8/1/40, #AD8035	2,814,988
661,919	4.50%, due 8/1/40, #AD8397	688,699
602,808	4.50%, due 8/1/40, #890236	627,205
1,701,619	4.50%, due 9/1/40, #AE1500	1,770,464
396,332	4.50%, due 11/1/40, #AE5162	412,368
991,772	4.50%, due 11/1/40, #AE9834	1,031,898
	FNMA TBA (a)
6,000,000	4.50%, due 6/15/41	6,234,372
5,500,000	4.50%, due 7/15/41	5,694,216
	GNMA Pool
26,718	7.00%, due 9/15/35, #647831	30,948
189,380	5.00%, due 10/15/35, #642220	206,067
135,364	5.00%, due 11/15/35, #550718	147,291
134,013	5.50%, due 11/15/35, #650091	148,271
114,934	5.50%, due 12/15/35, #646307	127,162
144,104	5.50%, due 4/15/36, #652534	159,120
151,121	6.50%, due 6/15/36, #652593	171,926
124,223	5.50%, due 7/15/36, #608993	137,167
323,996	6.50%, due 10/15/36, #646564	368,599
269,729	6.00%, due 11/15/36, #617294	302,243
254,938	6.50%, due 12/15/36, #618753	290,073
402,177	5.50%, due 2/15/37, #658419	443,709
940,448	6.00%, due 4/15/37, #668411	1,049,405
719,103	5.00%, due 8/15/37, #671463	780,105
406,634	6.00%, due 10/15/37, #664379	453,746
208,849	5.50%, due 8/15/38, #677224	230,351
402,765	5.50%, due 8/15/38, #691314	444,232
23,424	5.50%, due 12/15/38, #705632	25,836
3,563,750	4.50%, due 5/15/39, #717066	3,784,561
32,561	5.50%, due 6/15/39, #714262	35,913
1,630,530	5.50%, due 6/15/39, #714720	1,798,401
1,781,911	4.50%, due 7/15/39, #720160	1,892,318
4,968,378	5.00%, due 9/15/39, #726311	5,389,067
25,402	5.50%, due 1/15/40, #723631	28,017
72,557	5.50%, due 2/15/40, #680537	80,026
		129,922,329
Total Mortgage-Backed Securities
(cost $124,637,478)		129,922,329

U.S. GOVERNMENT INSTRUMENTALITIES

U.S. Treasury Notes 11.5%
	U.S. Treasury Note
1,000,000	0.75%, due 11/30/11	1,003,321
5,000,000	1.375%, due 2/15/12	5,043,555
5,000,000	1.375%, due 3/15/12	5,047,855
5,000,000	1.375%, due 4/15/12	5,051,955
Total U.S. Government Instrumentalities
(cost $16,142,393)		16,146,686

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2011 (continued)
(Unaudited)

Shares/
Principal Amount			Value

SHORT-TERM INVESTMENTS 12.0%
12,498,077	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.01% (b)		$12,498,077
3,329,484	Invesco STIT – Treasury
	Portfolio – Institutional Class,
	0.02% (b)		3,329,484
$1,000,000	U.S. Treasury Bill, 0.04%,
	due 8/25/11 (c)		999,901
Total Short-Term Investments
(cost $16,827,020)			16,827,462
Total Investments
(cost $157,606,891)		116.2%	162,896,477
Liabilities less Other Assets		(16.2)%	(22,739,464)
TOTAL NET ASSETS		100.0%	$140,157,013

(a)	Security purchased on a when-issued basis. As of May 31, 2011, the total cost of investments purchased on a when-issued basis was $23,175,684 or 16.5% of total net assets.
(b)	Rate shown is the 7-day yield at May 31, 2011.
(c)	Rate shown is the discount rate at May 31, 2011.
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – May 31, 2011
(Unaudited)

	BBB	MBS
	Bond Fund	Bond Fund
Assets:
Investments in securities, at value (cost $302,294,397 and $157,606,891, respectively)	$330,969,032	$162,896,477
Receivable for fund shares sold	961,397	1,680
Interest receivable	4,901,145	465,220
Due from investment adviser (Note 4)	65,308	40,020
Prepaid expenses	41,390	23,621
Total assets	336,938,272	163,427,018

Liabilities:
Payable for securities purchased	—	23,175,684
Payable for fund shares redeemed	175,103	38,887
Administration fees	19,990	11,979
Custody fees	4,170	2,516
Transfer agent fees and expenses	28,934	7,357
Fund accounting fees	35,721	19,581
Audit fees	8,339	8,395
Chief Compliance Officer fee	2,455	1,641
Accrued expenses	8,734	3,965
Total liabilities	283,446	23,270,005
Net Assets	$336,654,826	$140,157,013

Net Assets Consist of:
Paid-in capital	$304,378,901	$134,772,377
Undistributed net investment income/(loss)	236,328	(238,362)
Accumulated net realized gain on investments	3,364,962	333,412
Net unrealized appreciation on investments	28,674,635	5,289,586
Net Assets	$336,654,826	$140,157,013

Net Asset Value, Offering Price and Redemption Price Per Share	$10.20	$9.94

Shares Issued and Outstanding
(Unlimited number of shares authorized, par value $0.01)	32,990,430	14,106,470

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Six Months Ended May 31, 2011
(Unaudited)

	BBB	MBS
	Bond Fund	Bond Fund
Investment Income:
Interest	$8,717,103	$1,882,959
Total investment income	8,717,103	1,882,959

Expenses:
Fund accounting fees (Note 4)	51,936	31,167
Transfer agent fees and expenses (Note 4)	39,546	11,246
Administration fees (Note 4)	33,706	21,968
Registration fees	15,626	12,595
Custody fees (Note 4)	12,619	11,602
Trustees’ fees	9,276	4,974
Insurance	9,162	3,709
Audit fees	8,334	8,306
Legal fees	5,455	4,158
Chief Compliance Officer fee (Note 4)	3,719	2,479
Reports to shareholders	3,431	1,218
Miscellaneous	10,814	4,352
Total expenses	203,624	117,774
Less: Expense reimbursement from adviser (Note 4)	(203,624)	(117,774)
Net expenses	—	—
Net investment income	8,717,103	1,882,959

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	5,855,826	333,490
Net change in unrealized appreciation/(depreciation) on investments	(3,692,916)	614,360
Net gain on investments	2,162,910	947,850
Net increase in net assets resulting from operations	$10,880,013	$2,830,809

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Changes in Net Assets

	BBB		MBS
	Bond Fund		Bond Fund
	Six Months		Six Months
	Ended		Ended
	May 31, 2011	Year Ended	May 31, 2011	Year Ended
	(Unaudited)	Nov. 30, 2010	(Unaudited)	Nov. 30, 2010
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$8,717,103	$19,621,591	$1,882,959	$3,755,293
Net realized gain on:
Investments	5,855,826	10,366,161	333,490	2,753,136
Swap contracts	—	193,797	—	—
Net change in unrealized appreciation/(depreciation) on:
Investments	(3,692,916)	6,907,348	614,360	(1,527,196)
Swap contracts	—	66,933	—	—
Net increase in net assets resulting from operations	10,880,013	37,155,830	2,830,809	4,981,233

Distributions Paid to Shareholders:
Distributions from net investment income	(8,994,516)	(19,583,599)	(2,502,169)	(3,910,035)
Distributions from net realized gains on investments	—	—	(2,604,165)	(931,465)
Total distributions	(8,994,516)	(19,583,599)	(5,106,334)	(4,841,500)

Capital Share Transactions:
Net proceeds from shares sold	32,016,346	100,520,003	26,670,539	39,060,329
Distributions reinvested	2,859,714	8,401,020	1,944,516	1,951,529
Payment for shares redeemed	(37,527,952)	(120,561,739)	(8,514,235)	(24,917,840)
Net increase/(decrease) in net assets
from capital share transactions	(2,651,892)	(11,640,716)	20,100,820	16,094,018
Total increase/(decrease) in net assets	(766,395)	5,931,515	17,825,295	16,233,751

Net Assets, Beginning of Period	337,421,221	331,489,706	122,331,718	106,097,967
Net Assets, End of Period	$336,654,826	$337,421,221	$140,157,013	$122,331,718
Includes Undistributed Net Investment Income of	$236,328	$513,741	$(238,362)	$380,848

Transactions in Shares:
Shares sold	3,196,263	10,269,554	2,706,278	3,890,652
Shares issued on reinvestment of distributions	286,457	849,551	198,498	195,586
Shares redeemed	(3,752,723)	(12,023,398)	(865,777)	(2,478,200)
Net increase/(decrease) in shares outstanding	(270,003)	(904,293)	2,038,999	1,608,038

The accompanying notes are an integral part of these financial statements.

PIA Funds
BBB BOND FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2011		Year Ended Nov. 30,
	(Unaudited)		2010	2009	2008	2007	2006
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.14		$9.70	$7.76	$9.53	$9.69	$9.62

Income From Investment Operations:
Net investment income	0.27		0.54	0.56	0.55	0.52	0.53
Net realized and unrealized gain/(loss)
on investments and swap contracts	0.07		0.44	1.95	(1.79)	(0.16)	0.06
Total from investment operations	0.34		0.98	2.51	(1.24)	0.36	0.59

Less Distributions:
Distributions from net investment income	(0.28)		(0.54)	(0.57)	(0.53)	(0.52)	(0.52)
Total distributions	(0.28)		(0.54)	(0.57)	(0.53)	(0.52)	(0.52)

Net asset value, end of period	$10.20		$10.14	$9.70	$7.76	$9.53	$9.69

Total Return	3.38	%++	10.33%	33.28%	-13.58%	3.87%	6.44%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$336,655		$337,421	$331,490	$165,352	$189,038	$75,805
Ratio of expenses to average net assets:
Net of expense reimbursement	0.00	%+	0.00%	0.00%	0.00%	0.00%	0.00%
Before expense reimbursement	0.12	%+	0.12%	0.14%	0.18%	0.19%	0.22%
Ratio of net investment income to average net assets:
Net of expense reimbursement	5.31	%+	5.41%	6.35%	6.06%	5.65%	5.49%
Before expense reimbursement	5.19	%+	5.29%	6.21%	5.88%	5.46%	5.27%
Portfolio turnover rate	59	%++	45%	84%	39%	226%	112%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
MBS BOND FUND
Financial Highlights

	Six Months
	Ended						Feb. 28, 2006*
	May 31, 2011		Year Ended Nov. 30,				through
	(Unaudited)		2010	2009	2008	2007	Nov. 30, 2006
Per Share Operating Performance
(For a fund share outstanding
throughout each period)

Net asset value, beginning of period	$10.14		$10.14	$10.35	$10.25	$10.14	$10.00

Income From Investment Operations:
Net investment income	0.15		0.32	0.49	0.59	0.51	0.34
Net realized and unrealized gain on investments	0.06		0.11	0.38	0.07	0.11	0.13
Total from investment operations	0.21		0.43	0.87	0.66	0.62	0.47

Less Distributions:
Distributions from net investment income	(0.20)		(0.34)	(0.51)	(0.56)	(0.51)	(0.33)
Distributions from net realized gains	(0.21)		(0.09)	(0.57)	(0.00)#	(0.00)#	—
Total distributions	(0.41)		(0.43)	(1.08)	(0.56)	(0.51)	(0.33)

Net asset value, end of period	$9.94		$10.14	$10.14	$10.35	$10.25	$10.14

Total Return	2.19	%++	4.37%	9.05%	6.64%	6.30%	4.86	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$140,157		$122,332	$106,098	$108,337	$344,801	$95,795
Ratio of expenses to average net assets:
Net of expense reimbursement	0.00	%+	0.00%	0.00%	0.00%	0.00%	0.00	%+
Before expense reimbursement	0.19	%+	0.19%	0.20%	0.19%	0.17%	0.48	%+
Ratio of net investment income
to average net assets:
Net of expense reimbursement	2.99	%+	3.22%	4.93%	5.33%	5.39%	5.46	%+
Before expense reimbursement	2.80	%+	3.03%	4.73%	5.14%	5.22%	4.98	%+
Portfolio turnover rate	88	%++	388%	108%	126%	139%	19	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – May 31, 2011
(Unaudited)

Note 1 – Organization
The PIA BBB Bond Fund and the PIA MBS Bond Fund (the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Currently, the Funds offer the Managed Account Completion Shares (MACS) class.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Rating Group or the Baa category by Moody’s Investors Services.  The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to provide a total rate of return that approximates that of mortgage-backed securities (“MBS”) included in the Barclays Capital U.S. MBS Fixed Rate Index.  The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively.  Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations. The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2007 – 2009, or expected to be taken in the Funds’ 2010 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Arizona; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

PIA Funds
Notes to Financial Statements – May 31, 2011 (continued)
(Unaudited)

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2011, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

PIA Funds
Notes to Financial Statements – May 31, 2011 (continued)
(Unaudited)

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the BBB Bond Fund are U.S. dollar denominated.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

PIA Funds
Notes to Financial Statements – May 31, 2011 (continued)
(Unaudited)

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Short-Term Securities – Short-term securities which mature in 60 days or less are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term securities which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2011:

BBB Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$288,287,474	$—	$288,287,474
Sovereign Bonds	—	30,112,921	—	30,112,921
U.S. Government Instrumentalities	—	550,924	—	550,924
Total Fixed Income	—	318,951,319	—	318,951,319
Short-Term Investments	12,017,713	—	—	12,017,713
Total Investments	$12,017,713	$318,951,319	$—	$330,969,032

MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Mortgage-Backed Securities –
U.S. Government Agencies	$—	$129,922,329	$—	$129,922,329
U.S. Government Instrumentalities	—	16,146,686	—	16,146,686
Total Fixed Income	—	146,069,015	—	146,069,015
Short-Term Investments	15,827,561	999,901	—	16,827,462
Total Investments	$15,827,561	$147,068,916	$—	$162,896,477

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at the end of the reporting period.  During the six months ended May 31, 2011, the Funds recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the six months ended May 31, 2011.

PIA Funds
Notes to Financial Statements – May 31, 2011 (continued)
(Unaudited)

New Accounting Pronouncement – On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment securities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number.  The effective date of the amendment is for interim and annual periods beginning after December 15, 2010.  At this time, the Funds are evaluating the implications of the update and the impact to the financial statements.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  Under the agreement, the Funds do not pay the Adviser an investment advisory fee.  However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser.  Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds.  Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.

The Funds are responsible for their own operating expenses.  PIA has voluntarily agreed to limit the total expenses of the Funds to an annual rate of 0.00% of average daily net assets through March 30, 2012.  This waiver may be discontinued at any time after March 30, 2012 as long as the Adviser provides shareholders of the Funds with written notice six months in advance of the discontinuance.  The Adviser may not recoup expense reimbursements in future periods.  For the six months ended May 31, 2011, the Adviser absorbed Fund expenses in the amount of $203,624 and $117,774 for the BBB Bond Fund and the MBS Bond Fund, respectively.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  For the six months ended May 31, 2011, the BBB Bond Fund and the MBS Bond Fund incurred $33,706 and $21,968 in administration fees, respectively.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  For the six months ended May 31, 2011, the BBB Bond Fund and the MBS Bond Fund incurred $51,936 and $31,167 in fund accounting fees, respectively and $33,466 and $8,241 in transfer agent fees (excluding transfer agency out-of-pocket expenses), respectively.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the six months ended May 31, 2011, the BBB Bond Fund and the MBS Bond Fund incurred $12,619 and $11,602 in custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

PIA Funds
Notes to Financial Statements – May 31, 2011 (continued)
(Unaudited)

Certain officers of the Funds are employees of the Administrator.

For the six months ended May 31, 2011, the BBB Bond Fund and the MBS Bond Fund were allocated $3,719 and $2,479 of the Chief Compliance Officer fee, respectively.

Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2011, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $94,746,051 and $101,318,464, respectively, for the BBB Bond Fund and $71,450,176 and $56,799,606, respectively, for the MBS Bond Fund.  Purchases and sales of U.S. government obligations for the six months ended May 31, 2011 were $5,908,546 and $13,157,836, respectively, for the BBB Bond Fund.  The MBS Bond Fund had no purchases or sales of U.S. government obligations during the six months ended May 31, 2011.

Note 6 – Derivative Instruments
The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  During the six months ended May 31, 2011, the Funds did not hold derivative instruments.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives.  The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its exposure to other risks, such as interest rate risks or as a substitute for taking a position in certain types of bonds.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as a payment default or bankruptcy.  Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs.  Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.  Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap contracts in the statement of operations.  The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Note 7 – Line of Credit
The BBB Bond Fund has a line of credit in the amount of $18,400,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the BBB Bond Fund’s custodian, U.S. Bank N.A.  During the six months ended May 31, 2011, the BBB Bond Fund did not draw upon its line of credit.

PIA Funds
Notes to Financial Statements – May 31, 2011 (continued)
(Unaudited)

Note 8 – Federal Income Tax Information
Net investment income and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns and swap contracts.

The tax character of distributions paid during the six months ended May 31, 2011 and the year ended November 30, 2010 was as follows:

	BBB Bond Fund		MBS Bond Fund
	May 31, 2011	Nov. 30, 2010	May 31, 2011	Nov. 30, 2010
Ordinary income	$8,994,516	$19,583,599	$5,106,334	$4,172,137
Long-term capital gains	—	—	—	669,363

For the year ended November 30, 2010, the MBS Bond Fund has designated $669,363 as long-term capital gain dividend, pursuant to Internal Revenue Code section 852(b)(3).  Ordinary income distributions may include dividends paid from short-term capital gains.

As of November 30, 2010, the most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	BBB Bond Fund	MBS Bond Fund
Cost of investments (a)	$300,809,168	$129,997,068
Gross unrealized appreciation	32,851,558	4,837,458
Gross unrealized depreciation	(1,154,239)	(162,232)
Net unrealized appreciation	31,697,319	4,675,226
Undistributed ordinary income	513,741	2,984,935
Undistributed long-term capital gain	—	—
Total distributable earnings	513,741	2,984,935
Other accumulated gains/(losses)	(1,820,632)	—
Total accumulated earnings/(losses)	$30,390,428	$7,660,161

(a)The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to wash sales.

As of November 30, 2010, the BBB Bond Fund had tax capital losses in the amount of $1,820,632 which may be carried over to offset future gains.  These capital losses expire in 2017.

Note 9 – Other Tax Information
For the year ended November 30, 2010, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds.  For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2010 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

The MBS Bond Fund designated 6.25% of its taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue section 871(k)(2)(c).

PIA Funds
Notice to Shareholders – May 31, 2011
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

PIA Funds
Approval of Investment Advisory Agreements
(Unaudited)

At a meeting held on December 8 and 9, 2010, the Board, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the continuance of the Advisory Agreements for the PIA BBB Bond Fund and PIA MBS Bond Fund with the Adviser for another annual term.  At this meeting, and at a prior meeting held on October 27 and 28, 2010, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreements.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreements:

1.THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENTS.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, and the Adviser’s business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss various marketing and compliance topics, including the Adviser’s diligence in risk oversight.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality, cost and extent of such management services are satisfactory .

2.THE FUNDS’ HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of August 31, 2010 on both an absolute basis, and in comparison to its peer funds as classified by Lipper and Morningstar.

PIA BBB Bond Fund: The Board noted that the BBB Bond Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and average for all relevant periods.  The Board noted that the BBB Bond Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the three-year and five-year total returns, but below its peer group median and average for the year-to-date, one-year and since inception total returns.

PIA MBS Bond Fund: The Board noted that the MBS Bond Fund’s performance, with regard to its respective Lipper and Morningstar comparative universes, was above its peer group median and average for the three-year and since inception total returns, but was below its peer group median and average for the year-to-date and one-year total returns.

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

3.THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENTS.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed, among other things, comparisons to its Lipper peer funds and all Fund expense waivers and reimbursements.  The Board also considered that the Adviser does not manage any separate accounts with a similar strategy to that of the Funds.

PIA BBB Bond Fund: The Board noted that the Adviser does not charge management fees to the BBB Bond Fund.  The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including assets invested in the BBB Bond Fund.  The Board noted that the Adviser had also voluntarily absorbed all of the Fund’s ordinary operating expenses.

PIA MBS Bond Fund: The Board noted that the Adviser does not charge management fees to the MBS Bond Fund.  The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including assets invested in the MBS Bond Fund.  The Board noted that the Adviser had also voluntarily absorbed all of the Fund’s ordinary operating expenses.

4.ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Adviser as the assets of the Funds grow.  The Board noted that since the Adviser does not charge a management fee to the Funds, such economies of scale might be realized in the form of lower operating expenses as the Funds grow in size.  The Board determined to revisit the issue of economies of scale at a later date when Fund assets had increased.

5.THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, including the advisory fee it received from the wrap programs and other advisory accounts associated with assets invested in the Funds.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the PIA BBB Bond Fund and PIA MBS Bond, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements for the PIA BBB Bond Fund and PIA MBS Bond would be in the best interest of each Fund and its shareholders.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

– PIA High Yield Fund
Investor Class

Semi-Annual Report

May 31, 2011

PIA High Yield Fund
Expense Example – May 31, 2011
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA High Yield Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/31/10 – 5/31/11).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.98% per the operating expenses limitation agreement for the PIA High Yield Fund.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/31/10+	Value 5/31/11	Period 12/31/10 – 5/31/11*
PIA High Yield Fund
Actual	$1,000.00	$1,043.10	$4.14
Hypothetical (5% return before expenses)	$1,000.00	$1,016.63	$4.09

+	Commencement of operations.
*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 151 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA High Yield Fund is 0.98%.

PIA High Yield Fund
Allocation of Portfolio Assets – May 31, 2011
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA High Yield Fund
Schedule of Investments – May 31, 2011
(Unaudited)

Principal Amount		Value

CORPORATE BONDS 98.8%

Automotive 8.8%
	Stoneridge, Inc.
$125,000	9.50%, due 10/15/17 (b)	$138,750
	UCI International, Inc.
130,000	8.625%, due 2/15/19 (b)	137,150
		275,900
Building Materials 3.3%
	Euramax International, Inc.
100,000	9.50%, due 4/1/16 (b)	102,500

Chemicals 10.8%
	Kraton Polymers LLC
100,000	6.75%, due 3/1/19 (b)	101,500
	Nexeo Solutions LLC
125,000	8.375%, due 3/1/18 (b)	130,625
	Polymer Group LLC
100,000	7.75%, due 2/1/19 (b)	103,500
		335,625
Construction Machinery 4.1%
	Great Lakes Dredge
	& Dock Corp.
125,000	7.375%, due 2/1/19 (b)	128,437

Consumer Cyclical Services 3.2%
	GEO Group, Inc.
100,000	6.625%, due 2/15/21 (b)	100,750

Diversified Manufacturing 15.0%
	Constellation Enterprises LLC
250,000	10.625%, due 2/1/16 (b)	260,000
	Griffon Corp.
125,000	7.125%, due 4/1/18 (b)	128,125
	Pinafore LLC
70,000	9.00%, due 10/1/18 (b)	77,175
		465,300
Environmental 4.9%
	Casella Waste Systems, Inc.
100,000	7.75%, due 2/15/19 (b)	101,750
	WCA Waste Corp.
50,000	7.50%, due 6/15/19 (b)(c)	50,875
		152,625
Food and Beverage 6.6%
	Aramark Holdings Corp.
200,000	8.625%, due 5/1/16 (b)	205,500

Healthcare 6.2%
	Air Medical Group Holdings
45,000	9.25%, due 11/1/18 (b)	48,544
	Harmony Foods Corp.
140,000	10.00%, due 5/1/16 (b)	144,900
		193,444
Industrial - Other 9.2%
	B-Corp, Inc.
50,000	8.25%, due 6/1/19 (b)	50,813
	RSC Equipment Rental, Inc.
125,000	8.25%, due 2/1/21	129,687
	United Rentals
	North America, Inc.
100,000	8.375%, due 9/15/20	104,500
		285,000
Media Non-Cable 3.3%
	Production Resource Group LLC
100,000	8.875%, due 5/1/19 (b)	103,000

Metals and Mining 9.8%
	American Rock
	Salt Company LLC
300,000	8.25%, due 5/1/18 (b)	305,250

Packaging 10.9%
	Packaging Dynamics Corp.
150,000	8.75%, due 2/1/16 (b)	157,688

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Schedule of Investments – May 31, 2011 (continued)
(Unaudited)

Principal Amount			Value

Packaging 10.9% (continued)
	Pretium Packaging LLC
$125,000	11.50%, due 4/1/16 (b)		$128,906
	Tenneco Packaging, Inc.
50,000	8.125%, due 6/15/17		52,188
			338,782
Technology 2.7%
	Commscope, Inc.
80,000	8.25%, due 1/15/19 (b)		84,200
Total Corporate Bonds
(cost $2,990,548)			3,076,313

Shares

SHORT-TERM INVESTMENTS 3.3%
101,639	Invesco STIT - Prime Portfolio -
	Institutional Class, 0.05% (a)		101,639
Total Short-Term Investments
(cost $101,639)			101,639
Total Investments
(cost $3,092,187)		102.1%	3,177,952
Liabilities less Other Assets		(2.1)%	(66,346)
TOTAL NET ASSETS		100.0%	$3,111,606

(a)	Rate shown is the 7-day yield at May 31, 2011.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of May 31, 2011, the value of these investments was $2,789,938 or 89.7% of total net assets. See Note 3 in Notes to Financial Statements.

(c)
Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees. As of May 31, 2011, the value of these investments was $50,875 or 1.6% of total net assets. See Note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Statement of Assets and Liabilities – May 31, 2011
(Unaudited)

High Yield
Fund
Assets:
Investments in securities, at value (cost $3,092,187)	$3,177,952
Interest receivable	57,579
Due from investment adviser (Note 4)	21,409
Prepaid expenses	18,684
Total assets	3,275,624

Liabilities:
Payable to investment adviser (Note 4)	22,871
Payable for securities purchased	100,000
Administration fees	7,777
Custody fees	1,035
Transfer agent fees and expenses	7,252
Fund accounting fees	14,461
Audit fees	7,338
Chief Compliance Officer fee	926
Accrued expenses	2,358
Total liabilities	164,018
Net Assets	$3,111,606

Net Assets Consist of:
Paid-in capital	$3,060,604
Undistributed net investment income	2,433
Accumulated net realized loss on investments and swap contracts	(37,196)
Net unrealized appreciation on investments	85,765
Net Assets	$3,111,606

Net Asset Value, Offering Price and Redemption Price Per Share	$10.23

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	304,249

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Statement of Operations – Period Ended May 31, 2011*
(Unaudited)

High Yield
Fund
Investment Income:
Interest	$71,292
Total investment income	71,292

Expenses:
Fund accounting fees (Note 4)	17,015
Administration fees (Note 4)	12,659
Registration fees	9,956
Transfer agent fees and expenses (Note 4)	8,704
Audit fees	7,338
Investment advisory fees (Note 4)	7,295
Legal fees	3,356
Trustees’ fees	2,357
Custody fees (Note 4)	2,103
Reports to shareholders	1,472
Chief Compliance Officer fee (Note 4)	1,243
Miscellaneous	542
Total expenses	74,040
Less: Fee waiver and expense reimbursement from adviser (Note 4)	(63,041)
Net expenses	10,999
Net investment income	60,293

Realized and Unrealized Gain/(Loss) on Investments and Swap Contracts:
Net realized gain/(loss) on:
Investments	(41,030)
Swap contracts	3,834
Net change in unrealized appreciation on investments	85,765
Net gain on investments and swap contracts	48,569
Net increase in net assets resulting from operations	$108,862

*Fund commenced operations on December 31, 2010.

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Statement of Changes in Net Assets

High Yield
Fund
December 31,
2010*
through
May 31, 2011
(Unaudited)
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$60,293
Net realized gain/(loss) on:
Investments	(41,030)
Swap contracts	3,834
Net change in unrealized appreciation on investments	85,765
Net increase in net assets resulting from operations	108,862

Distributions Paid to Shareholders:
Distributions from net investment income	(57,860)
Total distributions paid to shareholders	(57,860)

Capital Share Transactions:
Proceeds from shares sold	3,032,565
Distributions reinvested	31,624
Payment for shares redeemed	(3,585)
Net increase in net assets from capital share transactions	3,060,604
Total increase in net assets	3,111,606

Net Assets, Beginning of Period	—
Net Assets, End of Period	$3,111,606
Includes Undistributed Net Investment Income of	$2,433

Transactions in Shares:
Shares sold	301,510
Shares issued on reinvestment of distributions	3,086
Shares redeemed	(347)
Net increase in shares outstanding	304,249

*Commencement of operations.

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Financial Highlights

	December 31,
	2010*
	through
	May 31, 2011
	(Unaudited)
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.00

Income From Investment Operations:
Net investment income	0.21
Net realized and unrealized gain on investments and swap contracts	0.22
Total from investment operations	0.43

Less Distributions:
Distributions from net investment income	(0.20)
Total distributions	(0.20)

Net asset value, end of period	$10.23

Total Return	4.31	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$3,112
Ratio of expenses to average net assets:
Net of fee waivers and expense reimbursements	0.98	%+
Before fee waivers and expense reimbursements	6.60	%+
Ratio of net investment income/(loss) to average net assets:
Net of fee waivers and expense reimbursements	5.37	%+
Before fee waivers and expense reimbursements	(0.25	)%+
Portfolio turnover rate	48	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Notes to Financial Statements – May 31, 2011
(Unaudited)

Note 1 – Organization
The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Currently, the Fund offers the Investor Class.  The investment objective of the Fund is to seek to provide a high level of current income by investing in a diversified portfolio of domestic and foreign high yield instruments.  The Fund commenced operations on December 31, 2010.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations. The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2011 tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the PIA Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on the trade date. Realized gains and losses on sales of securities are calculated on a first-in, first-out basis.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accredited/amortized over the life of the respective security.

PIA High Yield Fund
Notes to Financial Statements – May 31, 2011 (continued)
(Unaudited)

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2011, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

PIA High Yield Fund
Notes to Financial Statements – May 31, 2011 (continued)
(Unaudited)

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are generally categorized in level 2 of the fair value hierarchy.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Short-Term Securities – Short-term securities which mature in 60 days or less are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term securities which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

PIA High Yield Fund
Notes to Financial Statements – May 31, 2011 (continued)
(Unaudited)

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of May 31, 2011, Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) has determined that all Rule 144A securities held by the Fund are considered liquid.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.  As of May 31, 2011, the Fund held fair value securities with a value of $50,875 or 1.6% of total net assets.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2011:

High Yield Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$3,076,313	$—	$3,076,313
Total Fixed Income	—	3,076,313	—	3,076,313
Short-Term Investments	101,639	—	—	101,639
Total Investments	$101,639	$3,076,313	$—	$3,177,952

Refer to the Fund’s Schedule of Investment for a detailed break-out of securities.  Transfers between levels are recognized at the end of the reporting period.  During the period ended May 31, 2011, the Fund recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the period ended May 31, 2011.

New Accounting Pronouncement – On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment securities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number.  The effective date of the amendment is for interim and annual periods beginning after December 15, 2010.  At this time, the Fund is evaluating the implications of the update and the impact to the financial statements.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Fund has an investment advisory agreement with PIA pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and

PIA High Yield Fund
Notes to Financial Statements – May 31, 2011 (continued)
(Unaudited)

facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.65% based upon the Fund’s average daily net assets.  For the period ended May 31, 2011, the Fund incurred $7,295 in advisory fees.  As of May 31, 2011, the Fund owed the Adviser $22,871.  This amount includes Fund expenses such as state registration fees which were previously paid for by the Adviser.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.98% of average daily net assets.  The Adviser will continue the expense waiver and/or reimbursement through at least March 30, 2012.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the period ended May 31, 2011, the Adviser reduced its fees in the amount of $63,041.  No amounts were reimbursed to the Adviser.  The total of expenses subject to recapture pursuant to the aforementioned conditions is $63,041 and will expire in 2014.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the period ended May 31, 2011, the Fund incurred $12,659 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  For the period ended May 31, 2011, the High Yield Fund incurred $17,015 in fund accounting fees and $6,217 in transfer agent fees (excluding transfer agency out-of-pocket expenses).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the period ended May 31, 2011, the Fund incurred $2,103 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

For the period ended May 31, 2011, the Fund was allocated $1,243 of the Chief Compliance Officer fee.

Note 5 – Purchases and Sales of Securities
For the period ended May 31, 2011, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $4,212,958 and $1,180,544.  The Fund had no purchases or sales of U.S. government obligations during the period ended May 31, 2011.

PIA High Yield Fund
Notes to Financial Statements – May 31, 2011 (continued)
(Unaudited)

Note 6 – Derivative Instruments
The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund is subject to credit risk in the normal course of pursuing its investment objective.  The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its exposure to other risks, such as interest rate risks or as a substitute for taking a position in certain types of bonds.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as a payment default or bankruptcy.  Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs.  Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.  Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap contracts in the statement of operations.  The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

The effect of derivative instruments on the statement of operations for the period ended May 31, 2011 is as follows:

Derivative Type	Location of Loss on Derivatives Recognized in Income	Value
Credit contracts	Net realized gain on swap contracts	$3,834

For the period ended May 31, 2011, the monthly average gross notional amount of the credit default swaps held in the Fund was $230,000.  The Fund did not hold derivative instruments at May 31, 2011.

Note 7 – Federal Income Tax Information
The cost basis of investments for federal income tax purposes at May 31, 2011 was as follows (because tax adjustments are calculated annually, these amounts do not reflect tax adjustments since the Fund does not have a full fiscal year):

Cost of investments	$3,092,187
Gross tax unrealized appreciation	$86,868
Gross tax unrealized depreciation	(1,103)
Net tax unrealized appreciation	$85,765

During the period ended May 31, 2011, the Fund made distributions from ordinary income of $57,860.

PIA High Yield Fund
Notice to Shareholders – May 31, 2011
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-800-251-1970. Furthermore, once filed you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-251-1970.

PIA High Yield Fund
Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on June 3, 2010, the Board of Trustees of Advisors Series Trust, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the initial Advisory Agreement for the PIA High Yield Fund and PIA High Yield (MACS) Fund (the “PIA Funds”) for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services expected to be provided by the Adviser to the Funds under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the initial Advisory Agreement:

The full Board, which includes a majority of Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the new PIA Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser that would be involved in the day-to-day activities of the new PIA Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record and the Adviser’s business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations.  After discussion, the Board concluded that the Adviser has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services will be satisfactory.

The Trustees then discussed the expected costs of the services to be provided by the Adviser and the structure of the Adviser’s fees under the Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the new PIA Funds, the Board reviewed and compared the Funds’ anticipated fees and expenses to those funds in their respective peer groups, as well as the fees and expenses for similar types of accounts managed by the Adviser.  The Board viewed such information as a whole as useful in assessing whether the Adviser would be able to provide services at a cost that was competitive with other similar funds and consistent with an arm’s length bargaining process.  The Trustees also took into account the proposed expense waivers.

The Board noted that the Adviser was agreeing to contractually waive its advisory fees or reimburse the PIA High Yield Fund for certain of the Fund’s expenses to the extent necessary to maintain an annual expense ratio of 0.98% for Investor Class shares and 1.23% for Advisor Class shares.  The Board also noted that the Adviser was not charging an advisory fee and had agreed to voluntarily reimburse the PIA High Yield (MACS) Fund for all expenses to the extent necessary to maintain an annual expense ratio of 0.00% at least through August 31, 2011.  The Board noted that the PIA High Yield Fund’s expected total operating expenses, which include a Rule 12b-1 Plan fee for Advisor Class shares, were below its peer group median and average for both classes of shares.  The Board also noted that the expected contractual advisory fee was above its peer group median and average for the PIA High Yield Fund and below the peer group median and average for the PIA High Yield (MACS) Fund.

The Board concluded that the fees to be paid to the Adviser were fair and reasonable.

PIA High Yield Fund
Approval of Investment Advisory Agreement (continued)
(Unaudited)

The Board also considered economies of scale that would be expected to be realized by the Adviser as the assets of the new PIA Funds grew.  The Board noted that the Adviser would be contractually agreeing to reduce its advisory fees or reimburse expenses indefinitely, but in no event for less than a one year term, so that the PIA High Yield Fund does not exceed its specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared by the Adviser at this time, but indicated that this issue would be revisited in the future as circumstances changed and asset levels increased.

The Board then considered the profits expected to be realized by the Adviser from its relationship with the new PIA Funds.  The Board reviewed the Adviser’s financial information and took into account both the expected direct benefits and the indirect benefits to the Adviser from advising the new PIA Funds.  The Board considered the expected profitability to the Adviser from its relationship with the new PIA Funds and considered any additional benefits that may be derived by the Adviser from its relationship with the new PIA Funds, such as benefits received in exchange for Rule 12b-1 fees on the PIA High Yield Fund.  After such review, the Board determined that the expected profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser should be able to maintain adequate profit levels to support the services it provides to the new PIA Funds.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with PIA, including advisory fees, was fair and reasonable to the Funds.  The Board, including a majority of Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Funds and its shareholders.

(This Page Intentionally Left Blank.)

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

– PIA Moderate
Duration Bond Fund

– PIA Short-Term
Securities Fund

Semi-Annual Report

May 31, 2011

PIA Funds

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the period ended May 31, 2011, for the following series of the PIA Mutual Funds for which Pacific Income Advisers, Inc. (“PIA”) is the adviser: the PIA Short-Term Securities Fund and the PIA Moderate Duration Bond Fund.

During the 6 months ended May 31, 2011, the Funds’ total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA Short-Term Securities Fund	0.30%
PIA Moderate Duration Bond Fund	1.53%

The PIA Short-Term Securities Fund’s return was close to the Fund’s benchmark index, the BofA Merrill Lynch 1-year U.S. Treasury Note Index, which returned 0.34% for the same period.  The allocation of part of the portfolio to agency securities, adjustable rate mortgage-backed securities, and high grade corporate notes helped the Fund’s return. Interest rate spreads over treasury securities on these short maturity notes were relatively stable during the period.

The PIA Moderate Duration Bond Fund’s return was not as high as the Fund’s benchmark index, the Barclays Capital U.S. Aggregate Bond Index, which returned 1.91% for the same period.  This underperformance was a result of the Fund maintaining a more defensive maturity structure and an overweight in corporate securities which were outperformed by agency securities and commercial mortgage-backed securities.

Economic growth continued for the seventh quarter in a row. However, the growth has been relatively slow compared to historical periods. First quarter reported Gross Domestic Product (GDP) was +1.8% compared to +2.8% for the entire year of 2010. At the same time the unemployment rate remained at an elevated level of 9.1%, but down from 9.8% last fall. Year over year change in the Consumer Price Index (CPI) for recent months was close to 3%. For the year of 2010, it was 1.5%. The Federal Reserve maintained their Fed Funds rate at 0-25 basis points (bp) for the period. Yields on six month treasury bills declined 9 bp while yields on 5 and 30 year treasuries rose by 23 bp and 11 bp, respectively. Interest rate spreads over comparable maturity treasuries on corporate and mortgage bonds declined during the six month period which helped the return on these investments.

Please take a moment to review your Funds’ statements of assets and liabilities and the results of operations for the six month period ended May 31, 2011.  We look forward to reporting to you again with the annual report dated November 2011.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

Please refer to the following page for important disclosure information.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

The Funds may also use options and futures contracts and the Moderate Duration Bond Fund may also use swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

The Moderate Duration Bond Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to market volatility than a diversified fund.

The Barclays Capital U.S. Aggregate Index (the “Index”) is an unmanaged index presented for comparative purposes only. The Index represents securities that are U.S. domestic, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.  The BofA Merrill Lynch 1-Year U.S. Treasury Note Index (the “Index”) is an unmanaged index presented for comparative purposes only. The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month. At the end of the month, that issue is sold and rolled into a newly selected issue. You cannot invest directly in an index.

Gross Domestic Product (“GDP”) is the amount of goods and services produced in a year, in a country.

Consumer Price Index (“CPI”) measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Basis point equals 1/100th of 1%.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds
Expense Example – May 31, 2011
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/10 – 5/31/11).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.50% and 0.35% per the Operating Expenses Limitation Agreement for the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund, respectively.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/10	Value 5/31/11	Period 12/1/10 – 5/31/11*
PIA Moderate Duration Bond Fund
Actual	$1,000.00	$1,015.30	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	$2.52
PIA Short-Term Securities Fund
Actual	$1,000.00	$1,003.00	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$1.77

*
Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account values over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratios of the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund are 0.50% and 0.35%, respectively.

PIA Funds
PIA MODERATE DURATION BOND FUND
Allocation of Portfolio Assets – May 31, 2011
(Unaudited)

Investments by Type
As a Percentage of Total Investments

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Allocation of Portfolio Assets – May 31, 2011
(Unaudited)

Investments by Type
As a Percentage of Total Investments

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – May 31, 2011
(Unaudited)

Principal Amount		Value

CORPORATE BONDS 25.5%

Aerospace 0.6%
	Boeing Capital Corp.
$300,000	4.70%, due 10/27/19	$326,277

Agriculture 2.1%
	Archer-Daniels-Midland Co.
550,000	5.375%, due 9/15/35	575,202
	Bunge Limited Finance Corp.
400,000	8.50%, due 6/15/19	492,056
		1,067,258
Banks 2.7%
	Bank of America Corp.
325,000	5.125%, due 11/15/14	353,555
	CIT Group, Inc.
200,000	7.00%, due 5/1/17	201,250
	Citigroup, Inc.
400,000	6.125%, due 11/21/17	451,034
	Wells Fargo & Co.
400,000	4.375%, due 1/31/13	422,277
		1,428,116
Beverages 1.2%
	Coca-Cola Enterprises, Inc.
200,000	4.25%, due 3/1/15	218,374
	Constellation Brands, Inc.
350,000	7.25%, due 5/15/17	384,563
		602,937
Brokers 0.6%
	Goldman Sachs Group Inc.
150,000	6.15%, due 4/1/18	164,681
	Morgan Stanley
150,000	6.625%, due 4/1/18	169,069
		333,750
Chemicals 1.4%
	CF Industries Holdings, Inc.
400,000	6.875%, due 5/1/18	460,500
	E.I. Du Pont De Nemours & Co.
250,000	5.75%, due 3/15/19	288,494
		748,994
Construction Machinery 0.8%
	Caterpillar Financial Services Corp.
400,000	2.00%, due 4/5/13	408,862

Construction Materials 0.8%
	Vulcan Materials Co.
400,000	7.00%, due 6/15/18	422,282

Diversified Financial Services 0.7%
	General Electric Capital Corp.
350,000	5.00%, due 1/8/16	387,114

Electric Utilities 1.0%
	Duke Energy Carolinas
450,000	6.10%, due 6/1/37	505,224

Food Products 0.8%
	Tyson Foods, Inc.
350,000	7.35%, due 4/1/16	392,000

Hotels 0.8%
	Starwood Hotels &
	Resorts Worldwide
350,000	7.875%, due 10/15/14	404,250

Insurance 1.7%
	American International Group, Inc.
500,000	4.25%, due 5/15/13	519,796
	MetLife, Inc.
350,000	5.00%, due 6/15/15	385,149
		904,945
Machinery 0.7%
	Manitowoc Co., Inc.
350,000	8.50%, due 11/1/20	382,375

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – May 31, 2011 (continued)
(Unaudited)

Principal Amount		Value

Medical/Drugs 3.7%
	Amgen, Inc.
$600,000	6.40%, due 2/1/39	$692,764
	AstraZeneca PLC
400,000	5.90%, due 9/15/17	469,134
	GlaxoSmithKline
400,000	5.65%, due 5/15/18	459,311
	Wyeth
275,000	5.45%, due 4/1/17	316,752
		1,937,961
Medical Instruments 0.8%
	Thermo Fisher Scientific, Inc.
400,000	4.50%, due 3/1/21	417,465

Mining 0.7%
	Rio Tinto Finance USA Ltd.
300,000	6.50%, due 7/15/18	353,868

Retail 2.1%
	Federated Retail Holdings Inc.
350,000	5.90%, due 12/1/16	398,125
	Nordstrom, Inc.
400,000	4.75%, due 5/1/20	424,909
	Target Corp.
200,000	7.00%, due 1/15/38	247,154
		1,070,188
Telecommunications 0.7%
	Sprint Nextel Corp.
250,000	6.00%, due 12/1/16	255,625
	Verizon Communications, Inc.
100,000	7.75%, due 12/1/30	127,111
		382,736
Tools 0.8%
	Stanley Black & Decker Inc.
400,000	5.20%, due 9/1/40	397,882

Wireless Communications 0.8%
	Motorola, Inc.
400,000	5.375%, due 11/15/12	422,800
Total Corporate Bonds
(cost $12,320,432)		13,297,284

SOVEREIGN BONDS 2.0%
	Federal Republic of Brazil (f)
700,000	12.50%, due 1/5/16	522,421
	Republic of Chile (f)
235,000	5.50%, due 8/5/20	507,380
Total Sovereign Bonds
(cost $979,548)		1,029,801

MORTGAGE-BACKED SECURITIES 37.3%

U.S. Government Agencies 37.3%
	FHLMC Pool
106,248	4.50%, due 12/1/14, #B17362	110,035
36,838	4.50%, due 6/1/24, #G13584	39,098
750,389	4.50%, due 10/1/24, #J10934	796,178
56,931	4.50%, due 6/1/25, #G14013	60,423
543,199	5.50%, due 5/1/26, #D96978	591,085
165,427	5.00%, due 7/1/37, #A62994	176,260
1,230,858	5.00%, due 4/1/38, #A75230	1,311,080
293,718	5.50%, due 11/1/38, #G08300	318,449
978,364	5.50%, due 1/1/39, #G05072	1,060,741
179,682	5.00%, due 2/1/39, #G05518	191,393
955,911	5.00%, due 2/1/40, #A91627	1,018,512
150,866	5.50%, due 5/1/40, #G06091	163,734
893,338	4.50%, due 5/1/40, #G06047	929,089
	FHLMC TBA (a)
2,250,000	4.50%, due 6/15/40	2,335,077
	FNMA Pool
477,554	5.50%, due 1/1/38, #952038	518,766
408,911	5.00%, due 4/1/38, #929301	435,934
975,943	5.50%, due 8/1/38, #889988	1,068,400
363,468	5.00%, due 3/1/39, #995906	387,658
1,403,837	5.00%, due 5/1/40, #AD6374	1,497,266
1,182,561	4.00%, due 1/1/41, #AH0622	1,192,747

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – May 31, 2011 (continued)
(Unaudited)

Principal Amount			Value

U.S. Government Agencies 37.3% (continued)
	GNMA Pool
$186,546	4.50%, due 10/15/38, #782441		$198,289
186,183	4.50%, due 9/15/40, #733483		197,311
	GNMA TBA (a)
1,500,000	4.50%, due 6/15/41		1,586,250
3,000,000	4.50%, due 6/15/41		3,248,907
			19,432,682
Total Mortgage-Backed Securities
(cost $19,157,714)			19,432,682

U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES 39.2%

Federal Deposit Insurance Corporation
Guaranteed Corporate Notes 0.9%
	General Electric Capital Corp.
450,000	2.00%, due 9/28/12		460,242

U.S. Treasury Notes 38.3%
	U.S. Treasury Note
400,000	1.00%, due 7/31/11 (b)		400,672
3,900,000	1.00%, due 4/30/12 (b)		3,928,649
1,200,000	0.75%, due 9/15/13		1,205,626
4,200,000	0.75%, due 12/15/13		4,213,780
6,400,000	1.75%, due 5/31/16		6,420,006
3,930,000	2.625%, due 11/15/20		3,811,794
			19,980,527
Total U.S. Government Agencies
and Instrumentalities
(cost $20,278,463)			20,440,769

OPEN-END FUNDS 7.1%
364,788	PIA BBB Bond Fund		3,720,840
Total Open-end Funds
(cost $3,600,000)			3,720,840

RIGHTS 0.0%
1	Global Crossing North
	America, Inc. Liquidating
	Trust (c) (d) (cost $0)		—

Shares

SHORT-TERM INVESTMENTS 2.0%
510,480	Fidelity Institutional Money
	Market Government Portfolio -
	Class I, 0.01% (e)		510,480
538,995	Invesco STIT - Treasury
	Portfolio - Institutional Class,
	0.02% (b) (e)		538,995
Total Short-Term Investments
(cost $1,049,475)			1,049,475
Total Investments
(cost $57,385,632)		113.1%	58,970,851
Liabilities less Other Assets		(13.1)%	(6,833,071)
TOTAL NET ASSETS		100.0%	$52,137,780

(a)	Security purchased on a when-issued basis. As of May 31, 2011, the total cost of investments purchased on a when-issued basis was $7,099,961 or 13.6% of total net assets.
(b)	A portion of the security is segregated in connection with credit default swap contracts.
(c)
Restricted security.  The interest in the liquidating trust was acquired through a distribution on December 9, 2003.  As of May 31, 2011, the security had a cost and value of $0 (0.0% of total net assets).

(d)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees.
(e)	Rate shown is the 7-day yield at May 31, 2011.
(f)	Par and market value for foreign securities are shown in U.S. dollars.
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MODERATE DURATION BOND FUND
Schedule of Investments – May 31, 2011 (continued)
(Unaudited)

Schedule of Credit  Default Swaps on Credit Indices
Buy Protection

					Unrealized
		Pay	Expiration	Notional	Appreciation/
Counterparty	Reference Index	Fixed Rate	Date	Amount	(Depreciation)
Barclays Bank PLC	CDX.NA.HY.16	5.00%	6/20/16	$3,000,000	$6,797
Barclays Bank PLC	CDX.NA.IG.16	1.00%	6/20/16	5,000,000	(4,907)

Schedule of Open Futures Contracts

		No. of		Unrealized
Description	Settlement Month	Contracts Sold	Notional Amount	Depreciation
U.S. Treasury 10 Year	June 2011	16	$2,014,000	($15,461)

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Schedule of Investments – May 31, 2011
(Unaudited)

Principal Amount		Value

CORPORATE BONDS 8.8%

Aerospace 0.4%
	Boeing Co.
$550,000	1.875%, due 11/20/12	$560,319

Banks 1.5%
	Bear Stearns Companies Inc.
420,000	5.35%, due 2/1/12	433,739
	JPMorgan Chase & Co.
250,000	5.60%, due 6/1/11	250,000
	State Street Corp.
700,000	4.30%, due 5/30/14	759,186
	Wells Fargo & Co.
700,000	3.75%, due 10/1/14	745,698
		2,188,623
Beverages 0.3%
	Coca Cola Enterprises Inc.
500,000	3.75%, due 3/1/12	512,525

Brokers 0.9%
	Goldman Sachs Group Inc.
500,000	3.625%, due 8/1/12	515,206
	Morgan Stanley
750,000	5.30%, due 3/1/13	799,668
		1,314,874
Capital Goods 0.9%
	Caterpillar Financial Services Corp.
800,000	2.00%, due 4/5/13	817,725
	John Deere Capital Corp.
484,000	5.10%, due 1/15/13	518,254
		1,335,979
Computers 0.5%
	Hewlett Packard Co.
600,000	5.25%, due 3/1/12	622,311
150,000	4.50%, due 3/1/13	159,430
		781,741
Diversified Financial Services 0.4%
	General Electric Capital Corp.
600,000	5.00%, due 11/15/11	612,075

Electric Utilities 0.7%
	Duke Energy Carolinas
750,000	6.25%, due 1/15/12	776,806
	Southern California Edison Co.
255,000	5.75%, due 3/15/14	286,661
		1,063,467
Financial Services 0.5%
	CME Group, Inc.
700,000	5.75%, due 2/15/14	780,746

Medical-Drugs 1.2%
	Abbott Laboratories
500,000	5.15%, due 11/30/12	534,229
	Eli Lilly & Co.
750,000	3.55%, due 3/6/12	768,673
	Merck & Co., Inc.
250,000	5.125%, due 11/15/11	255,591
	Pfizer Inc.
250,000	4.45%, due 3/15/12	258,051
		1,816,544
Oil & Gas 0.4%
	Chevron Corp.
600,000	3.45%, due 3/3/12	614,376

Software 0.5%
	Oracle Corp.
700,000	4.95%, due 4/15/13	754,490

Telecommunications 0.6%
	Verizon Communications Inc.
750,000	5.25%, due 4/15/13	808,212
Total Corporate Bonds
(cost $12,984,475)		13,143,971

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Schedule of Investments – May 31, 2011 (continued)
(Unaudited)

Principal Amount		Value

MORTGAGE-BACKED SECURITIES 14.8%

U.S. Government Agencies 14.8%
	FHLMC ARM Pool (a)
$18,142	2.370%, due 8/1/15, #755204	$18,384
18,735	2.524%, due 2/1/22, #845113	19,780
45,903	3.754%, due 10/1/22, #635206	46,152
14,683	2.488%, due 6/1/23, #845755	14,831
12,794	2.455%, due 2/1/24, #609231	12,886
521,222	2.526%, due 1/1/25, #785726	550,627
11,853	2.783%, due 1/1/33, #1B0668	11,919
957,837	4.392%, due 10/1/34, #782784	1,004,850
347,116	2.427%, due 12/1/34, #1G0018	364,357
256,745	2.697%, due 4/1/36, #847671	271,505
	FHLMC Pool
1,289,269	5.00%, due 10/1/38, #G04832	1,373,701
	FNMA ARM Pool (a)
42,033	2.695%, due 7/1/25, #555206	42,425
256,014	2.838%, due 7/1/27, #424953	259,232
97,031	2.475%, due 3/1/28, #556438	101,700
142,137	3.177%, due 6/1/29, #508399	148,888
310,464	3.178%, due 4/1/30, #562912	325,275
101,057	2.499%, due 10/1/30, #670317	101,627
15,407	2.652%, due 7/1/31, #592745	15,584
110,862	2.817%, due 9/1/31, #597196	116,338
32,660	2.402%, due 11/1/31, #610547	34,004
4,224	2.375%, due 4/1/32, #629098	4,244
555,316	2.686%, due 10/1/33, #743454	583,391
1,939,833	2.500%, due 11/1/33, #755253	2,029,804
3,104,078	2.602%, due 5/1/34, #AC5719	3,250,021
758,812	2.651%, due 7/1/34, #779693	787,522
718,007	2.475%, due 10/1/34, #795136	747,223
470,987	2.302%, due 1/1/35, #805391	493,677
227,798	4.765%, due 10/1/35, #845041	239,189
330,728	2.358%, due 10/1/35, #846171	345,432
620,401	2.364%, due 1/1/36, #849264	653,546
229,735	2.560%, due 6/1/36, #872502	241,808
1,661,433	2.651%, due 1/1/37, #906389	1,749,283
1,395,961	5.244%, due 3/1/37, #907868	1,481,863
543,900	3.165%, due 8/1/37, #949772	552,497
210,761	3.578%, due 10/1/37, #955963	221,694
303,933	3.640%, due 11/1/37, #953653	321,063
683,157	4.207%, due 11/1/37, #948183	717,605
	FNMA Pool
2,459	11.00%, due 1/1/13, #415842	2,479
1,439,853	5.00%, due 6/1/40, #AD5479	1,535,679
	GNMA II ARM Pool (a)
13,568	2.125%, due 11/20/21, #8871	14,007
88,185	2.125%, due 10/20/22, #8062	91,034
187,101	2.125%, due 11/20/26, #80011	193,148
45,987	2.125%, due 11/20/26, #80013	47,473
24,162	2.125%, due 12/20/26, #80021	24,942
11,441	2.375%, due 1/20/27, #80029	11,853
201,450	2.625%, due 7/20/27, #80094	208,497
286,389	2.625%, due 8/20/27, #80104	296,408
12,093	2.125%, due 10/20/27, #80122	12,484
102,260	2.375%, due 1/20/28, #80154	105,948
193,186	2.125%, due 10/20/29, #80331	199,429
42,835	2.125%, due 11/20/29, #80344	44,219
		22,041,527
Total Mortgage-Backed Securities
(cost $21,416,154)		22,041,527

U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES 74.1%

Federal Deposit Insurance Corporation
Guaranteed Corporate Notes 15.7%
	Bank of America Corp.
7,000,000	2.10%, due 4/30/12	7,119,651
	CitiBank N.A.
5,000,000	1.75%, due 12/28/12	5,106,120
	General Electric Capital Corp.
9,000,000	3.00%, due 12/9/11	9,134,613
2,000,000	2.00%, due 9/28/12	2,045,520
		23,405,904

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA SHORT-TERM SECURITIES FUND
Schedule of Investments – May 31, 2011 (continued)
(Unaudited)

Principal Amount			Value

U.S. Government Agencies 8.7%
	FHLMC
$7,000,000	2.125%, due 3/23/12		$7,106,701
1,500,000	1.375%, due 1/9/13		1,523,950
	FNMA
4,000,000	4.75%, due 11/19/12		4,257,876
			12,888,527
U.S. Treasury Notes 49.7%
	U.S. Treasury Note
17,000,000	1.00%, due 7/31/11		17,028,560
5,500,000	4.875%, due 7/31/11		5,544,473
6,500,000	1.00%, due 8/31/11		6,515,490
8,000,000	1.75%, due 11/15/11		8,060,312
8,000,000	1.125%, due 1/15/12		8,049,688
11,000,000	1.375%, due 2/15/12		11,095,821
1,000,000	1.50%, due 7/15/12		1,014,375
3,300,000	0.625%, due 7/31/12		3,315,071
8,300,000	1.375%, due 9/15/12		8,418,989
5,000,000	1.375%, due 11/15/12		5,078,125
			74,120,904
Total U.S. Government Agencies
and Instrumentalities
(cost $110,012,534)			110,415,335

Shares

SHORT-TERM INVESTMENTS 1.9%
2,841,545	Fidelity Institutional Money
	Market Government Portfolio -
	Class I, 0.01% (b)		$2,841,545
Total Short-Term Investments
(cost $2,841,545)			2,841,545
Total Investments
(cost $147,254,708)		99.6%	148,442,378
Other Assets less Liabilities		0.4%	552,085
TOTAL NET ASSETS		100.0%	$148,994,463

(a)	Variable rate note. Rate shown reflects the rate in effect at May 31, 2011.
(b)	Rate shown is the 7-day yield at May 31, 2011.
ARM – Adjustable Rate Mortgage
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – May 31, 2011
(Unaudited)

	Moderate
	Duration	Short-Term
	Bond Fund	Securities Fund
Assets:
Investments in securities, at value (cost $57,385,632 and $147,254,708, respectively)	$58,970,851	$148,442,378
Deposit at broker for futures contracts	141,756	—
Receivable for securities sold	—	17,607
Receivable for fund shares sold	29,214	131,694
Interest receivable	274,485	692,235
Unrealized gain on swap contracts	1,890	—
Prepaid expenses	20,628	28,941
Total assets	59,438,824	149,312,855
Liabilities:
Swap payments received	88,725	—
Interest payable on swap contracts	40,000	—
Payable for variation margin	4,500	—
Payable for fund shares redeemed	11,579	222,475
Payable for securities purchased	7,099,961	—
Distribution fees	4,577	—
Investment advisory fees	782	21,230
Administration fees	9,751	13,121
Custody fees	1,107	2,776
Transfer agent fees and expenses	13,340	19,757
Fund accounting fees	13,823	20,646
Audit fees	8,338	8,787
Chief Compliance Officer fee	1,099	1,641
Accrued expenses	3,462	7,959
Total liabilities	7,301,044	318,392
Net Assets	$52,137,780	$148,994,463
Net Assets Consist of:
Paid-in capital	$50,784,069	$149,220,522
Undistributed net investment loss	(38,090)	(24,779)
Accumulated net realized loss on investments, futures contracts closed and swap contracts	(180,744)	(1,388,950)
Net unrealized appreciation/(depreciation):	—	—
Investments and foreign currency related transactions	1,586,116	1,187,670
Futures contracts	(15,461)	—
Swap contracts	1,890	—
Net Assets	$52,137,780	$148,994,463
Net Asset Value, Offering Price and Redemption Price Per Share	$20.61	$10.11
Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	2,529,145	14,733,443

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Six Months Ended May 31, 2011
(Unaudited)

	Moderate
	Duration	Short-Term
	Bond Fund	Securities Fund
Investment Income:
Interest	$665,178	$674,525
Dividends	75,044	—
Total investment income	740,222	674,525

Expenses:
Investment advisory fees (Note 4)	77,776	151,263
Distribution fees (Note 5)	25,925	—
Fund accounting fees (Note 4)	19,820	29,982
Transfer agent fees and expenses (Note 4)	19,676	31,438
Administration fees (Note 4)	18,255	23,710
Registration fees	11,129	14,887
Audit fees	8,334	7,892
Insurance	4,704	2,282
Custody fees (Note 4)	4,114	8,726
Trustees' fees	3,783	5,662
Legal fees	3,618	5,030
Reports to shareholders	2,315	3,783
Chief Compliance Officer fee (Note 4)	1,653	2,479
Miscellaneous	2,462	5,225
Total expenses	203,564	292,359
Less: Fee waiver by Adviser (Note 4)	(73,937)	(27,649)
Net expenses	129,627	264,710
Net investment income	610,595	409,815

Realized and Unrealized Gain/(Loss) on Investments, Foreign Currency Related
Transactions, Futures Contracts Closed and Swap Contracts:
Net realized gain/(loss) on:
Investments	20,197	7,667
Futures contracts closed	(155,500)	—
Swap contracts	(18,459)	—
Net change in unrealized appreciation/(depreciation) on:
Investments and foreign currency related transactions	313,567	108,608
Futures contracts	(15,461)
Swap contracts	1,890	—
Net gain/(loss) on investments, foreign currency related transactions,
futures contracts closed and swap contracts	146,234	116,275
Net increase/(decrease) in net assets resulting from operations	$756,829	$526,090

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Changes in Net Assets

	Moderate Duration		Short-Term
	Bond Fund		Securities Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	May 31, 2011	Nov. 30,	May 31, 2011	Nov. 30,
	(Unaudited)	2010	(Unaudited)	2010
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$610,595	$972,730	$409,815	$1,057,834
Net realized gain/(loss) on:
Investments and foreign currency related transactions	20,197	1,332,392	7,667	154,936
Futures contracts closed	(155,500)	17,962	—	—
Swap contracts	(18,459)	38,379	—	—
Net change in unrealized appreciation/(depreciation) on:
Investments and foreign currency related transactions	313,567	(13,793)	108,608	(51,275)
Futures contracts	(15,461)	—	—	—
Swap contracts	1,890	75,017	—	—
Net increase/(decrease) in net assets
resulting from operations	756,829	2,422,687	526,090	1,161,495

Distributions Paid to Shareholders:
Distributions from net investment income	(714,928)	(991,715)	(458,269)	(1,287,248)
Distributions from net realized gains	(471,980)	—	—	—
Total distributions paid to shareholders	(1,186,908)	(991,715)	(458,269)	(1,287,248)

Capital Share Transactions:
Proceeds from shares sold	8,391,028	24,958,430	24,261,726	91,428,485
Distributions reinvested	872,082	660,798	223,618	582,423
Payment for shares redeemed	(10,240,987)	(17,627,114)	(30,506,707)	(95,061,405)
Net increase/(decrease) in net assets
from capital share transactions	(977,877)	7,992,114	(6,021,363)	(3,050,497)
Total increase/(decrease) in net assets	(1,407,956)	9,423,086	(5,953,542)	(3,176,250)

Net Assets, Beginning of Period	53,545,736	44,122,650	154,948,005	158,124,255
Net Assets, End of Period	$52,137,780	$53,545,736	$148,994,463	$154,948,005
Includes Undistributed Net Investment Income/(Loss) of	$(38,090)	$66,243	$(24,779)	$23,675

Transactions in Shares:
Shares sold	412,996	1,219,750	2,401,712	9,051,988
Shares issued on reinvestment of distributions	42,995	32,227	22,137	57,688
Shares redeemed	(504,384)	(860,076)	(3,019,796)	(9,410,216)
Net increase/(decrease) in shares outstanding	(48,393)	391,901	(595,947)	(300,540)

The accompanying notes are an integral part of these financial statements.

PIA Funds
MODERATE DURATION BOND FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2011		Year Ended November 30,
	(Unaudited)		2010	2009	2008	2007	2006
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$20.77		$20.19	$18.99	$18.94	$18.50	$18.32

Income From Investment Operations:
Net investment income	0.24		0.39	0.52	0.69	0.84	0.82
Net realized and unrealized gain on investments,
foreign currency related transactions, futures contracts
closed and swap contracts	0.07		0.59	1.25	0.04	0.44	0.17
Total from investment operations	0.31		0.98	1.77	0.73	1.28	0.99

Less Distributions:
Distributions from net investment income	(0.28)		(0.40)	(0.54)	(0.68)	(0.84)	(0.81)
Distributions from net realized gains	(0.19)		—	(0.03)	—	—	—
Total distributions	(0.47)		(0.40)	(0.57)	(0.68)	(0.84)	(0.81)

Net asset value, end of period	$20.61		$20.77	$20.19	$18.99	$18.94	$18.50

Total Return	1.53	%++	4.93%	9.43%	3.95%	7.10%	5.58%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$52,138		$53,546	$44,123	$20,936	$10,760	$16,126
Ratio of expenses to average net assets:
Net of fee waivers and expense reimbursements	0.50	%+	0.50%	0.50%	0.50%	0.50%	0.50%
Before fee waivers and expense reimbursements	0.79	%+	0.82%	0.94%	1.50%	1.62%	1.26%
Ratio of net investment income to average net assets:
Net of fee waivers and expense reimbursements	2.36	%+	1.95%	2.68%	3.80%	4.50%	4.44%
Before fee waivers and expense reimbursements	2.07	%+	1.63%	2.24%	2.80%	3.38%	3.68%
Portfolio turnover rate	284	%++	446%	474%	366%	158%	231%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
SHORT-TERM SECURITIES FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2011		Year Ended November 30,
	(Unaudited)		2010	2009	2008	2007	2006
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.11		$10.12	$10.06	$10.02	$9.97	$9.96

Income From Investment Operations:
Net investment income	0.03		0.07	0.18	0.36	0.46	0.41
Net realized and unrealized gain on investments	0.00	*	0.00 *	0.06	0.04	0.06	0.03
Total from investment operations	0.03		0.07	0.24	0.40	0.52	0.44

Less Distributions:
Distributions from net investment income	(0.03)		(0.08)	(0.18)	(0.36)	(0.47)	(0.43)
Total distributions	(0.03)		(0.08)	(0.18)	(0.36)	(0.47)	(0.43)

Net asset value, end of period	$10.11		$10.11	$10.12	$10.06	$10.02	$9.97

Total Return	0.30	%++	0.72%	2.45%	4.05%	5.40%	4.49%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$148,994		$154,948	$158,124	$65,304	$53,836	$41,165
Ratio of expenses to average net assets:
Net of fee waivers and expense reimbursements	0.35	%+	0.35%	0.35%	0.35%	0.35%	0.35%
Before fee waivers and expense reimbursements	0.39	%+	0.40%	0.39%	0.49%	0.59%	0.63%
Ratio of net investment income to average net assets:
Net of fee waivers and expense reimbursements	0.54	%+	0.67%	1.58%	3.56%	4.64%	4.04%
Before fee waivers and expense reimbursements	0.50	%+	0.62%	1.54%	3.42%	4.40%	3.76%
Portfolio turnover rate	8	%++	59%	52%	47%	55%	84%

*	Amount is less than $0.01.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – May 31, 2011
(Unaudited)

Note 1 – Organization
The PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA Moderate Duration Bond Fund (the “Moderate Duration Fund”) is to maximize total return through investing in bonds while minimizing risk as compared to the market.  The investment objective of the PIA Short-Term Securities Fund (the “Short-Term Fund”) is to provide investors a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Moderate Duration Fund and the Short-Term Fund commenced operations on September 1, 1998 and April 22, 1994, respectively.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Futures Transactions – In order to protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, each Fund may enter into futures contracts.  Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities.  The margin required for a futures contract is set by the exchange on which the contract is traded.  Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains and losses until the contract is closed.  When the contract is closed, the Fund records a realized gain and loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities.  Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its matu-

PIA Funds
Notes to Financial Statements – May 31, 2011 (continued)
(Unaudited)

rity date.  Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.  These contracts involve market risk in excess of the amount reflected in the Funds’ statements of assets and liabilities.  Unrealized gains and losses on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains and losses for federal income tax purposes.

With futures, there is minimal counterparty risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2007 – 2009, or expected to be taken in the Funds’ 2010 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Arizona; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

PIA Funds
Notes to Financial Statements – May 31, 2011 (continued)
(Unaudited)

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2011, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

PIA Funds
Notes to Financial Statements – May 31, 2011 (continued)
(Unaudited)

U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share.

Short-Term Securities – Short-term securities which mature in 60 days or less are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term investments which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2011:

Moderate Duration Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$13,297,284	$—	$13,297,284
Sovereign Bonds	—	1,029,801	—	1,029,801
Mortgage-Backed Securities	—	19,432,682	—	19,432,682
U.S. Government Agencies
and Instrumentalities	—	20,440,769	—	20,440,769
Open-End Funds	3,720,840	—	—	3,720,840
Total Fixed Income	3,720,840	54,200,536	—	57,921,376
Short-Term Investments	1,049,475	—	—	1,049,475
Total Investments in Securities	$4,770,315	$54,200,536	$—	$58,970,851
Other Financial Investments*	$—	$(13,571)	$—	$(13,571)

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, and include futures contracts and swap contracts, which are valued at the unrealized appreciation/(depreciation) on the instruments.

PIA Funds
Notes to Financial Statements – May 31, 2011 (continued)
(Unaudited)

Short-Term Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$13,143,971	$—	$13,143,971
Mortgage-Backed Securities	—	22,041,527	—	22,041,527
U.S. Government Agencies
and Instrumentalities	—	110,415,335	—	110,415,335
Total Fixed Income	—	145,600,833	—	145,600,833
Short-Term Investments	2,841,545	—	—	2,841,545
Total Investments in Securities	$2,841,545	$145,600,833	$—	$148,442,378

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at the end of the reporting period.  During the period ended May 31, 2011, the Funds recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the six months ended May 31, 2011.

New Accounting Pronouncement – On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment securities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number.  The effective date of the amendment is for interim and annual periods beginning after December 15, 2010.  At this time, the Funds are evaluating the implications of the update and the impact to the financial statements.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreement with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Moderate Duration Fund and the Short-Term Fund pay fees calculated at an annual rate of 0.30% and 0.20%, respectively, based upon the average daily net assets of each Fund.  For the six months ended May 31, 2011, the Moderate Duration Fund and the Short-Term Fund incurred $77,776 and $151,263 in advisory fees, respectively.

The Funds are responsible for their own operating expenses.  Effective March 30, 2011, the Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Moderate Duration Fund’s and the Short-Term Fund’s aggregate annual operating expenses to 0.50% and 0.35% of average daily net assets, respectively.  The Adviser will continue the expense waiver and/or reimbursement through at least March 30, 2012.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into

PIA Funds
Notes to Financial Statements – May 31, 2011 (continued)
(Unaudited)

account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made since March 30, 2011.  The Adviser may not recoup expense waivers and/or reimbursements made prior to March 30, 2011.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended May 31, 2011, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $73,937 and $27,649 for the Moderate Duration Fund and the Short-Term Fund, respectively.  Of these amounts, $24,378 and $7,930 for the Moderate Duration Fund and the Short-Term Fund, respectively, are subject to recoupment by the Adviser and will expire in 2014.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  For the six months ended May 31, 2011, the Moderate Duration Fund and the Short-Term Fund incurred $18,255 and $23,710 in administration fees, respectively.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  For the six months ended May 31, 2011, the Moderate Duration Fund and the Short-Term Fund incurred $19,820 and $29,982 in fund accounting fees, respectively, and $17,117 and $23,243 in transfer agent fees (excluding transfer agency out-of-pocket expenses), respectively.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the six months ended May 31, 2011, the Moderate Duration Fund and the Short-Term Fund incurred $4,114 and $8,726 in custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

For the six months ended May 31, 2011, the Moderate Duration Fund and the Short-Term Fund were allocated $1,653 and $2,479 of the Chief Compliance Officer fee, respectively.

Note 5 – Distribution Agreement and Plan
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Moderate Duration Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.10% of the Fund’s average daily net assets.  The Short-Term Fund did not accrue 12b-1 fees during the six months ended May 31, 2011.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended May 31, 2011, the Moderate Duration Fund paid the Distributor $25,925.

PIA Funds
Notes to Financial Statements – May 31, 2011 (continued)
(Unaudited)

Note 6 – Purchases and Sales of Securities
For the six months ended May 31, 2011, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $31,398,959 and $28,946,095, respectively, for the Moderate Duration Fund and $5,345,380 and $3,832,669, respectively, for the Short-Term Fund.  Purchases and sales of U.S. government obligations for the six months ended May 31, 2011 were $54,943,345 and $45,540,946, respectively, for the Moderate Duration Fund.  The Short-Term Fund had no purchases or sales of U.S. government obligations during the six months ended May 31, 2011.

Not 7 – Derivative Instruments
The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  During the six months ended May 31, 2011, the Short-Term Fund did not hold any derivative instruments.

Each Fund may use derivative instruments as part of its principal investment strategy to achieve its investment objective. The Funds are subject to credit risk in the normal course of pursuing their investment objectives.

During the six months ended May 31, 2011, the Moderate Duration Fund invested in futures for hedging purposes. For additional information on futures transactions, refer to Note 2 – Significant Accounting Policies.

The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its exposure to other risks, such as interest rate risks or as a substitute for taking a position in certain types of bonds.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as a payment default or bankruptcy.  Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs.  Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.  Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and swap’s notional amount is recorded as realized gain or loss on swap contracts in the statement of operations.  The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Moderate Duration Fund

As of May 31, 2011, the location of derivatives in the statements of assets and liabilities and the value of the derivative instruments categorized by risk exposure are as follows:

Derivative Type	Statements of Assets and Liabilities Location	Fair Value of Derivative
Credit contracts	Assets	$1,890
Interest rate contracts	Liabilities	4,500

PIA Funds
Notes to Financial Statements – May 31, 2011 (continued)
(Unaudited)

The effect of derivative instruments on the statements of operations for the six months ended May 31, 2011 is as follows:

Derivative Type	Location of Gain on Derivatives Recognized in Income	Value
Credit contracts	Net realized loss on swap contracts	$(18,459)
Interest rate contracts	Net realized loss on futures contracts closed	(155,500)
Credit contracts	Change in unrealized appreciation on swap contracts	1,890
Interest rate contracts	Change in unrealized depreciation on futures contracts	(15,461)

For the six months ended May 31, 2011, the monthly average gross notional amount of the credit default swaps and futures held in the Moderate Duration Fund was $1,614,286 and $981,261, respectively.

Note 8 – Lines of Credit
The Moderate Duration Fund and the Short-Term Fund have lines of credit in the amount of $7,590,000 and $24,200,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  The Funds did not draw upon their lines of credit during the six months ended May 31, 2011.

Note 9 – Federal Income Tax Information
Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns and swap contracts.

The tax character of distributions paid during the six months ended May 31, 2011 and the year ended November 30, 2010 was as follows:

	Moderate Duration Fund		Short-Term Fund
	May 31, 2011	Nov. 30, 2010	May 31, 2011	Nov. 30, 2010
Ordinary income	$925,164	$991,715	$458,269	$1,287,248
Long-term capital gains	261,744	—	—	—

Ordinary income distributions may include dividends paid from short-term capital gains.

PIA Funds
Notes to Financial Statements – May 31, 2011 (continued)
(Unaudited)

As of November 30, 2010, the most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Moderate Duration Fund	Short-Term Fund
Cost of investments (a)	$54,712,217	$156,576,664
Gross unrealized appreciation	1,425,767	1,091,016
Gross unrealized depreciation	(179,928)	(11,954)
Net unrealized appreciation	1,245,839	1,079,062
Net unrealized depreciation foreign currency	(259)	—
Undistributed ordinary income	276,478	23,675
Undistributed long-term capital gains	261,732	—
Total distributable earnings	538,210	23,675
Other accumulated gains/(losses)	—	(1,396,617)
Total accumulated earnings/(losses)	$1,783,790	$(293,880)

(a)  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to wash sales.

The Moderate Duration Fund utilized capital loss carryforwards of $851,953 during the fiscal year ended November 30, 2010.  The Short-Term Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

	2011	2012	2013	2014	2015	2016	2017	Total
Short-Term Fund	$523,330	$326,612	$183,103	$218,276	$43,801	$45,313	$56,182	$1,396,617

Note 10 – Other Tax Information
For the year ended November 30, 2010, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds.  For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2010 is designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

PIA Funds
Notice to Shareholders – May 31, 2011
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

PIA Funds
Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on December 8 and 9, 2010, the Board, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the continuance of the Advisory Agreement for the PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund with the Adviser for another annual term.  At this meeting, and at a prior meeting held on October 27 and 28, 2010, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, and the Adviser’s business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss various marketing and compliance topics, including the Adviser’s diligence in risk oversight.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory.

2.THE FUNDS’ HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of August 31, 2010 on both an absolute basis, and in comparison to its peer funds as classified by Lipper and Morningstar.

PIA Moderate Duration Bond Fund: The Board noted that the Moderate Duration Bond Fund’s performance, with regard to its respective Lipper and Morningstar comparative universes, was above its peer group median and average for the three-year and five-year total returns, but below its peer group median and average for the year-to-date, one-year and ten-year total returns.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and found the differences to be reasonable.

PIA Short-Term Securities Fund: The Board noted that the Short-Term Securities Fund’s performance, with regard to its respective Lipper and Morningstar comparative universes, was above its peer group median and average for the three-year, five-year and ten-year total returns, but below its peer group median and average for the year-to-date and one-year total returns.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and found the differences to be reasonable.

PIA Funds
Approval of Investment Advisory Agreement (continued)
(Unaudited)

3.THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to its Lipper peer funds and to separate accounts for other types of clients advised by the Adviser, all Fund expense waivers and reimbursements, as well as information regarding fee offsets for separate account clients invested in the Funds.

PIA Moderate Duration Bond Fund: The Board noted that the Adviser had voluntarily agreed to maintain an expense limitation for the Moderate Duration Bond Fund of 0.50% (the “Expense Cap”).  Additionally, the Board noted that the Fund’s total expense ratio and contractual advisory fee were below its peer group median and average.  The Board also noted that after voluntary advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the Adviser received no advisory fees from the Fund during the most recent fiscal period.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in line with the fees charged to the Adviser’s separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

PIA Short-Term Securities Fund: The Board noted that the Adviser had voluntarily agreed to maintain an Expense Cap for the Short-Term Securities Fund of 0.35%.  Additionally, the Board noted that the Fund’s total expense ratio and contractual advisory fee were below its peer group median and average.  The Board also noted that after voluntary advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the Adviser received less than its contractual advisory fee from the Fund during the most recent fiscal period.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in line with the fees charged by the Adviser to its separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized by the Adviser as the assets of the Funds grow.  In this regard, the Board noted that the Adviser has voluntarily agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the Expense Caps.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, such as benefits received in exchange for Rule 12b-1 fees on the Moderate Duration Bond Fund.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had sufficient resources to support the services it provides to the Funds.

PIA Funds
Approval of Investment Advisory Agreement (continued)
(Unaudited)

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund would be in the best interest of each Fund and its shareholders.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA 90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY 10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has made the following material changes to its nominating committee charter concerning methods by which shareholders may recommend nominees to the Registrant’s Board of Trustees: (1) increased the advance notice requirement for a shareholder to nominate an Independent Trustee from at least 60 days prior to a shareholder meeting to between 120 and 150 days prior to a shareholder meeting; and 2) expanded the information that shareholders are required to provide when nominating a candidate for Independent Trustee.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*              /s/Douglas G. Hess
           Douglas G. Hess, President

Date   8/1/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/Douglas G. Hess
Douglas G. Hess, President

Date   8/1/11

By (Signature and Title)*                     /s/Cheryl L. King
 Cheryl L. King, Treasurer

Date   8/1/11

* Print the name and title of each signing officer under his or her signature